UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2014

Date of reporting period:	February 28, 2014

Item 1. Schedule of Investments:

Putnam Dynamic Risk Allocation Fund

The fund's portfolio
2/28/14 (Unaudited)

COMMON STOCKS (41.6%)(a)
			Shares	Value

Basic materials (2.1%)

Aceto Corp.			412	$7,535

Albemarle Corp.			3,394	223,931

Amcor, Ltd. (Australia)			10,050	91,297

Antofagasta PLC (United Kingdom)			6,672	100,609

Axiall Corp.			123	4,978

BASF SE (Germany)			1,719	197,934

BHP Billiton PLC (United Kingdom)			4,214	136,086

BHP Billiton, Ltd. (Australia)			5,030	173,169

Cambrex Corp.(NON)			1,515	30,406

Chemtura Corp.(NON)			1,446	35,789

EMS-Chemie Holding AG (Switzerland)			252	97,132

Glencore Xstrata PLC (United Kingdom)			19,589	107,987

Hitachi Metals, Ltd. (Japan)			17,000	254,676

Horsehead Holding Corp.(NON)			1,574	27,970

Innophos Holdings, Inc.			308	16,915

Innospec, Inc.			384	16,708

International Flavors & Fragrances, Inc.			3,358	314,947

Johnson Matthey PLC (United Kingdom)			4,865	265,745

KapStone Paper and Packaging Corp.(NON)			305	9,696

Koninklijke Boskalis Westminster NV (Netherlands)			2,196	109,924

Koppers Holdings, Inc.			124	4,903

Kraton Performance Polymers, Inc.(NON)			449	12,455

L.B. Foster Co. Class A			250	11,623

Landec Corp.(NON)			947	9,650

Louisiana-Pacific Corp.(NON)			145	2,725

LSB Industries, Inc.(NON)			669	21,870

Minerals Technologies, Inc.			149	7,972

NN, Inc.			1,150	22,184

OM Group, Inc.(NON)			384	12,134

PPG Industries, Inc.			2,773	548,555

Rio Tinto PLC (United Kingdom)			2,217	127,431

S&W Seed Co.(NON)			1,006	6,368

Sigma-Aldrich Corp.			4,963	468,557

Sumitomo Metal Mining Co., Ltd. (Japan)			7,000	91,736

Syngenta AG (Switzerland)			389	141,535

Trex Co., Inc.(NON)			290	22,684

Tronox, Ltd. Class A			341	8,078

U.S. Silica Holdings, Inc.			805	26,404

UPM-Kymmene OYJ (Finland)			7,564	137,398

voestalpine AG (Austria)			3,722	167,764

W.R. Grace & Co.(NON)			80	8,107

Wendel SA (France)			988	148,511

Zep, Inc.			848	14,925

				4,247,003
Capital goods (2.0%)

ABB, Ltd. (Switzerland)			6,707	171,507

Airbus Group NV (France)			3,169	233,537

Aisin Seiki Co., Ltd. (Japan)			4,200	146,151

Alfa Laval AB (Sweden)			7,108	192,898

Alliant Techsystems, Inc.			229	30,867

Altra Industrial Motion Corp.			848	30,019

Astronics Corp.(NON)			216	14,450

AZZ, Inc.			376	16,683

Boeing Co. (The)			1,920	247,526

Chart Industries, Inc.(NON)			342	28,578

Chase Corp.			499	15,045

Douglas Dynamics, Inc.			733	11,860

DXP Enterprises, Inc.(NON)			158	16,078

Franklin Electric Co., Inc.			569	24,803

Generac Holdings, Inc.			473	26,947

General Dynamics Corp.			4,548	498,188

Greenbrier Cos., Inc. (The)(NON)			1,007	42,364

HEICO Corp.			202	12,562

Hyster-Yale Materials Holdings, Inc.			172	17,362

IHI Corp. (Japan)			29,000	133,146

II-VI, Inc.(NON)			1,126	18,455

IMI PLC (United Kingdom)			6,825	174,289

JGC Corp. (Japan)			4,000	148,400

Kadant, Inc.			476	19,111

Miller Industries, Inc.			604	10,902

Mine Safety Appliances Co.			188	9,673

MRC Global, Inc.(NON)			2,547	65,509

NACCO Industries, Inc. Class A			74	4,339

OSRAM Licht AG (Germany)(NON)			1,884	128,087

Polypore International, Inc.(NON)			116	4,015

Roper Industries, Inc.			1,710	231,910

Safran SA (France)			1,314	92,518

Singapore Technologies Engineering, Ltd. (Singapore)			39,000	117,068

Standard Motor Products, Inc.			833	29,280

Standex International Corp.			211	11,670

Stericycle, Inc.(NON)			1,556	177,384

Stoneridge, Inc.(NON)			1,406	15,480

Tenneco, Inc.(NON)			203	12,229

THK Co., Ltd. (Japan)			4,800	110,326

TriMas Corp.(NON)			1,062	35,694

US Ecology, Inc.			213	7,653

Vinci SA (France)			2,313	172,817

Waste Management, Inc.			7,347	304,901

WESCO International, Inc.(NON)			269	23,190

Zodiac Aerospace (France)			2,575	90,936

				3,926,407
Communication services (1.2%)

Arris Group, Inc.(NON)			249	7,146

Aruba Networks, Inc.(NON)			282	5,784

BroadSoft, Inc.(NON)			86	2,581

BT Group PLC (United Kingdom)			30,071	206,357

CalAmp Corp.(NON)			831	26,625

Deutsche Telekom AG (Germany)			9,479	160,866

EchoStar Corp. Class A(NON)			1,135	56,546

Frontier Communications Corp.			3,125	15,250

HSN, Inc.			130	7,456

IDT Corp. Class B			459	8,239

Inteliquent, Inc.			671	9,367

Iridium Communications, Inc.(NON)			1,234	8,046

Loral Space & Communications, Inc.(NON)			201	15,883

NTT DoCoMo, Inc. (Japan)			7,600	127,311

Orange (France)			8,199	102,635

RingCentral, Inc. Class A(NON)			109	2,360

Ruckus Wireless, Inc.(NON)			692	9,688

SBA Communications Corp. Class A(NON)			1,621	154,271

ShoreTel, Inc.(NON)			755	6,636

Tele2 AB Class B (Sweden)			4,338	53,822

Telefonica SA (Spain)			7,776	119,246

Telenor ASA (Norway)			5,064	111,877

Telstra Corp., Ltd. (Australia)			32,032	144,487

Ubiquiti Networks, Inc.(NON)			445	21,987

USA Mobility, Inc.			638	9,219

Verizon Communications, Inc.			17,148	815,902

Vodafone Group PLC (United Kingdom)			23,041	96,073

				2,305,660
Conglomerates (0.7%)

3M Co.			987	132,979

Danaher Corp.			7,867	601,747

Exor SpA (Italy)			2,083	84,731

General Electric Co.			8,301	211,426

Marubeni Corp. (Japan)			7,000	49,163

Siemens AG (Germany)			2,170	289,821

				1,369,867
Consumer cyclicals (6.1%)

Aaron's, Inc.			2,074	63,734

Adidas AG (Germany)			959	111,721

Advance Auto Parts, Inc.			1,126	143,407

ANN, Inc.(NON)			641	22,852

Ascena Retail Group, Inc.(NON)			543	9,931

Ascent Capital Group, Inc. Class A(NON)			68	4,993

Automatic Data Processing, Inc.			7,845	610,184

AutoZone, Inc.(NON)			448	241,221

Babcock International Group PLC (United Kingdom)			6,464	159,225

Bally Technologies, Inc.(NON)			110	7,453

Bayerische Motoren Werke (BMW) AG (Germany)			1,179	137,025

Bed Bath & Beyond, Inc.(NON)			2,753	186,708

Big Lots, Inc.(NON)			531	15,691

Blyth, Inc.			423	4,137

Brown Shoe Co., Inc.			317	7,792

Brunswick Corp.			496	22,216

Buckle, Inc. (The)			185	8,393

Bureau Veritas SA (France)			3,753	103,554

Carmike Cinemas, Inc.(NON)			578	17,196

Century Casinos, Inc.(NON)			1,156	7,849

Cintas Corp.			2,232	135,393

Compagnie Financiere Richemont SA (Switzerland)			1,027	102,291

Compass Group PLC (United Kingdom)			8,085	127,873

Continental AG (Germany)			1,320	321,309

Conversant, Inc.(NON)			634	15,761

Cooper Tire & Rubber Co.			376	9,374

Corporate Executive Board Co. (The)			120	8,974

Crocs, Inc.(NON)			289	4,401

Deckers Outdoor Corp.(NON)			125	9,294

Deluxe Corp.			800	40,384

Demand Media, Inc.(NON)			815	3,953

Denso Corp. (Japan)			2,000	107,661

Destination Maternity Corp.			852	24,060

Dillards, Inc. Class A			695	64,343

Dollar Tree, Inc.(NON)			3,037	166,336

Equinix, Inc.			2,297	160,928

Experian PLC (United Kingdom)			5,954	107,779

FactSet Research Systems, Inc.			1,845	194,260

Five Below, Inc.(NON)			101	3,893

Fuji Heavy Industries, Ltd. (Japan)			8,400	227,974

G&K Services, Inc. Class A			288	18,037

Gartner, Inc.(NON)			3,422	238,034

Genesco, Inc.(NON)			224	16,632

Global Cash Access Holdings, Inc.(NON)			1,061	8,912

Green Dot Corp. Class A(NON)			506	10,196

Harbinger Group, Inc.(NON)			2,311	26,230

Hino Motors, Ltd. (Japan)			9,400	139,240

Home Depot, Inc. (The)			9,537	782,320

Host Hotels & Resorts, Inc.(R)			6,396	125,809

Intrawest Resorts Holdings, Inc.(NON)			454	6,106

ITV PLC (United Kingdom)			55,072	186,194

KAR Auction Services, Inc.			1,321	41,162

Kimberly-Clark Corp.			6,098	672,914

La-Z-Boy, Inc.			354	9,041

LifeLock, Inc.(NON)			341	6,789

LIN Media, LLC Class A(NON)			577	13,156

Lowe's Cos., Inc.			3,591	179,658

Lumber Liquidators Holdings, Inc.(NON)			83	8,904

Madison Square Garden Co. (The) Class A(NON)			1,319	75,196

Marcus Corp.			1,051	14,830

MasterCard, Inc. Class A			10,467	813,495

MAXIMUS, Inc.			179	8,554

MGM China Holdings, Ltd. (Hong Kong)			41,200	175,139

MSC Industrial Direct Co., Inc. Class A			1,195	103,164

Namco Bandai Holdings, Inc. (Japan)			5,100	114,474

Navistar International Corp.(NON)			202	7,575

Next PLC (United Kingdom)			2,485	280,261

Omnicom Group, Inc.			3,238	245,052

Panasonic Corp. (Japan)			12,200	153,636

Penn National Gaming, Inc.(NON)			1,624	20,868

Perry Ellis International, Inc.(NON)			814	11,355

PetSmart, Inc.			1,588	106,491

Pier 1 Imports, Inc.			233	4,408

Pitney Bowes, Inc.			724	18,426

priceline.com, Inc.(NON)			525	708,141

Randstad Holding NV (Netherlands)			769	48,450

Renault SA (France)			1,342	133,759

Ryland Group, Inc. (The)			661	30,796

Ryman Hospitality Properties(R)			2,794	117,879

Scotts Miracle-Gro Co. (The) Class A			1,772	101,199

Scripps Networks Interactive Class A			1,220	99,113

Select Comfort Corp.(NON)			667	12,046

Sinclair Broadcast Group, Inc. Class A			1,150	34,063

SJM Holdings, Ltd. (Hong Kong)			39,000	126,020

Sonic Automotive, Inc. Class A			795	18,889

Steiner Leisure, Ltd. (Bahamas)(NON)			590	26,090

Steven Madden, Ltd.(NON)			148	5,395

Suzuki Motor Corp. (Japan)			3,900	104,970

Swatch Group AG (The) (Switzerland)			184	122,806

Target Corp.			7,244	453,040

Thomson Reuters Corp. (Canada)			4,921	168,987

Tile Shop Holdings, Inc.(NON)			701	10,809

TiVo, Inc.(NON)			2,046	27,621

TJX Cos., Inc. (The)			1,740	106,940

Town Sports International Holdings, Inc.			798	7,246

Toyota Motor Corp. (Japan)			3,300	189,807

Vail Resorts, Inc.			153	10,759

Verisk Analytics, Inc. Class A(NON)			2,764	176,108

VF Corp.			5,758	337,361

Viacom, Inc. Class B			6,519	571,912

VOXX International Corp.(NON)			1,558	20,254

World Fuel Services Corp.			578	26,022

				12,160,263
Consumer staples (4.0%)

Altria Group, Inc.			22,820	827,453

Angie's List, Inc.(NON)			102	1,419

Anheuser-Busch InBev NV (Belgium)			1,539	161,339

Barrett Business Services, Inc.			217	15,190

Beacon Roofing Supply, Inc.(NON)			260	9,825

Blue Nile, Inc.(NON)			201	7,073

Boulder Brands, Inc.(NON)			249	3,745

Bright Horizons Family Solutions, Inc.(NON)			391	15,433

British American Tobacco (BAT) PLC (United Kingdom)			2,786	151,622

Calbee, Inc. (Japan)			5,800	141,410

Carrefour SA (France)			3,881	143,138

Core-Mark Holding Co., Inc.			217	16,969

Corrections Corp. of America(R)			4,286	142,938

Diageo PLC (United Kingdom)			3,826	120,352

Distribuidora Internacional de Alimentacion SA (Spain)			11,393	97,814

Dr. Pepper Snapple Group, Inc.			7,855	409,324

General Mills, Inc.			4,340	217,130

Geo Group, Inc. (The)(R)			3,819	123,086

Grand Canyon Education, Inc.(NON)			145	6,873

Hain Celestial Group, Inc. (The)(NON)			71	6,340

Heineken Holding NV (Netherlands)			1,942	125,624

Hershey Co. (The)			4,677	494,920

ITT Educational Services, Inc.(NON)			2,048	63,549

Japan Tobacco, Inc. (Japan)			4,500	143,245

Kao Corp. (Japan)			2,300	79,271

Kforce, Inc.			935	20,486

Koninklijke Ahold NV (Netherlands)			6,294	117,413

Korn/Ferry International(NON)			503	12,771

L'Oreal SA (France)			1,048	177,565

Lindt & Spruengli AG (Switzerland)			44	216,823

Lorillard, Inc.			10,224	501,589

McDonald's Corp.			7,376	701,826

MEIJI Holdings Co., Ltd. (Japan)			2,100	138,677

MWI Veterinary Supply, Inc.(NON)			111	18,084

Nestle SA (Switzerland)			6,025	456,242

On Assignment, Inc.(NON)			665	22,876

Overstock.com, Inc.(NON)			611	12,018

Papa John's International, Inc.			454	23,109

PepsiCo, Inc.			10,029	803,022

Popeyes Louisiana Kitchen, Inc.(NON)			371	14,862

Procter & Gamble Co. (The)			1,263	99,348

Reckitt Benckiser Group PLC (United Kingdom)			1,347	110,841

RetailMeNot, Inc.(NON)			488	20,384

Ruby Tuesday, Inc.(NON)			1,262	7,736

SABMiller PLC (United Kingdom)			1,835	89,941

Shutterfly, Inc.(NON)			100	5,456

Spartan Stores, Inc.			443	10,007

Starbucks Corp.			7,959	564,771

Suedzucker AG (Germany)			3,017	83,912

TrueBlue, Inc.(NON)			1,936	55,137

Unilever PLC (United Kingdom)			2,262	92,461

United Natural Foods, Inc.(NON)			141	10,206

USANA Health Sciences, Inc.(NON)			104	7,610

Woolworths, Ltd. (Australia)			2,411	77,912

zulily, Inc. Class A(NON)			87	5,950

				8,004,117
Energy (3.1%)

AMEC PLC (United Kingdom)			7,837	147,376

BG Group PLC (United Kingdom)			6,083	110,878

BP PLC (United Kingdom)			41,574	351,152

Callon Petroleum Co.(NON)			2,783	18,841

Chevron Corp.			8,538	984,688

ConocoPhillips			6,057	402,791

Delek US Holdings, Inc.			955	26,511

Dril-Quip, Inc.(NON)			619	66,580

EPL Oil & Gas, Inc.(NON)			766	23,057

EQT Corp.			1,200	122,748

Exxon Mobil Corp.			15,627	1,504,411

FutureFuel Corp.			1,519	26,355

Gulfport Energy Corp.(NON)			187	12,361

Key Energy Services, Inc.(NON)			2,197	19,861

Kodiak Oil & Gas Corp.(NON)			1,095	12,932

Occidental Petroleum Corp.			4,072	393,029

Phillips 66			3,392	253,925

Repsol YPF SA (Spain)			3,789	95,211

Rosetta Resources, Inc.(NON)			198	8,785

Royal Dutch Shell PLC Class A (United Kingdom)			6,638	242,099

Royal Dutch Shell PLC Class B (United Kingdom)			6,031	235,009

Spectra Energy Corp.			4,313	160,789

Statoil ASA (Norway)			8,075	213,109

Stone Energy Corp.(NON)			499	17,934

Swift Energy Co.(NON)			612	6,120

Total SA (France)			4,447	288,679

Unit Corp.(NON)			222	13,631

Vaalco Energy, Inc.(NON)			1,474	9,817

W&T Offshore, Inc.			445	6,706

Williams Cos., Inc. (The)			4,365	180,275

Woodside Petroleum, Ltd. (Australia)			3,176	107,978

				6,063,638
Financials (10.2%)

Access National Corp.			474	7,987

ACE, Ltd.			4,029	394,318

AG Mortgage Investment Trust, Inc.(R)			269	4,933

Ageas (Belgium)			3,828	175,660

Agree Realty Corp.(R)			443	13,618

AIA Group, Ltd. (Hong Kong)			32,400	158,696

Alexandria Real Estate Equities, Inc.(R)			2,104	152,435

Alleghany Corp.(NON)			448	172,704

Allianz SE (Germany)			1,285	230,047

Allied World Assurance Co. Holdings AG			2,372	236,536

American Equity Investment Life Holding Co.			1,116	24,396

American Realty Capital Properties, Inc.(R)			2,912	42,777

Amtrust Financial Services, Inc.			521	19,694

Aon PLC			4,759	407,370

Apartment Investment & Management Co. Class A(R)			1,807	54,011

Arch Capital Group, Ltd.(NON)			3,666	205,736

Arlington Asset Investment Corp. Class A			299	7,929

ARMOUR Residential REIT, Inc.(R)			1,443	6,190

Ashford Hospitality Prime, Inc.(R)			361	6,047

Ashford Hospitality Trust, Inc.(R)			1,804	20,169

Aspen Insurance Holdings, Ltd.			2,872	107,872

Assicurazioni Generali SpA (Italy)			8,389	188,627

Australia & New Zealand Banking Group, Ltd. (Australia)			4,270	122,741

AvalonBay Communities, Inc.(R)			1,051	135,547

AXA SA (France)			7,467	195,209

Axis Capital Holdings, Ltd.			3,606	158,556

Banco Bilbao Vizcaya Argentaria SA (BBVA) (Spain)			10,156	126,095

Banco Latinoamericano de Exportaciones SA Class E (Panama)			1,039	26,484

Banco Santander Central Hispano SA (Spain)			19,334	175,225

Bank of Kentucky Financial Corp.			281	9,860

Bank of Yokohama, Ltd. (The) (Japan)			21,000	106,210

BankUnited, Inc.			5,950	199,206

Barclays PLC (United Kingdom)			15,833	66,840

Berkshire Hathaway, Inc. Class B(NON)			5,613	649,873

BNP Paribas SA (France)			1,961	160,944

BofI Holding, Inc.(NON)			387	36,030

Boston Properties, LP(R)			1,458	163,923

BRE Properties(R)			1,438	88,825

Broadridge Financial Solutions, Inc.			5,350	202,016

Camden Property Trust(R)			1,325	88,378

Cardinal Financial Corp.			957	16,499

CBL & Associates Properties, Inc.(R)			614	10,923

Chubb Corp. (The)			6,618	578,943

Citizens & Northern Corp.			536	10,677

CNO Financial Group, Inc.			1,189	21,711

Commonwealth Bank of Australia (Australia)			5,359	357,793

CommonWealth REIT(R)			4,857	131,868

Credit Acceptance Corp.(NON)			152	20,997

Credit Agricole SA (France)(NON)			13,225	210,292

Credit Suisse Group AG (Switzerland)			2,668	84,029

CYS Investments, Inc.(R)			940	8,272

DBS Group Holdings, Ltd. (Singapore)			9,000	117,104

DCT Industrial Trust, Inc.(R)			3,664	29,019

DDR Corp.(R)			372	6,183

Deutsche Bank AG (Germany)			3,197	155,508

Dexus Property Group (Australia)(R)			113,651	108,645

DFC Global Corp.(NON)			905	7,448

Digital Realty Trust, Inc.(R)			864	46,794

Douglas Emmett, Inc.(R)			3,423	92,181

Duke Realty Corp.(R)			1,079	18,127

DuPont Fabros Technology, Inc.(R)			4,421	117,422

East West Bancorp, Inc.			738	26,339

EastGroup Properties, Inc.(R)			758	47,026

Education Realty Trust, Inc.(R)			1,668	15,729

Encore Capital Group, Inc.(NON)			595	28,929

EPR Properties(R)			260	13,848

Equity Lifestyle Properties, Inc.(R)			3,293	132,543

Equity Residential Trust(R)			3,275	191,489

Essex Property Trust, Inc.(R)			261	43,652

Everest Re Group, Ltd.			1,392	207,742

Federal Realty Investment Trust(R)			1,074	119,547

Financial Institutions, Inc.			571	12,585

First Community Bancshares Inc.			558	9,347

First Industrial Realty Trust(R)			588	11,313

FirstMerit Corp.			679	14,096

Flushing Financial Corp.			600	12,432

General Growth Properties(R)			5,915	130,248

Genworth Financial, Inc. Class A(NON)			3,616	56,193

Glimcher Realty Trust(R)			1,071	10,421

Government Properties Income Trust(R)			4,261	106,142

GPT Group (Australia)(R)			35,600	118,410

Hammerson PLC (United Kingdom)(R)			9,192	88,430

Hang Seng Bank, Ltd. (Hong Kong)			8,000	129,789

Hanmi Financial Corp.			1,150	26,945

HCP, Inc.(R)			4,752	184,235

Health Care REIT, Inc.(R)			2,614	153,546

Heartland Financial USA, Inc.			370	9,953

Heritage Financial Group, Inc.			487	9,092

HFF, Inc. Class A			1,524	48,616

Home Properties, Inc.(R)			2,153	126,898

Hospitality Properties Trust(R)			4,952	131,228

HSBC Holdings PLC (United Kingdom)			32,372	341,351

Insurance Australia Group, Ltd. (Australia)			31,137	151,116

Invesco Mortgage Capital, Inc.(R)			413	6,951

Investor AB Class B (Sweden)			3,709	132,182

Investors Real Estate Trust(R)			1,331	11,686

iStar Financial, Inc.(NON)(R)			1,119	17,345

Joyo Bank, Ltd. (The) (Japan)			21,000	100,423

JPMorgan Chase & Co.			8,804	500,243

Kimco Realty Corp.(R)			9,645	214,698

Legal & General Group PLC (United Kingdom)			35,881	144,443

Lexington Realty Trust(R)			4,725	53,912

Lloyds Banking Group PLC (United Kingdom)(NON)			239,237	330,627

LTC Properties, Inc.(R)			609	22,947

M&T Bank Corp.			3,820	445,374

Macerich Co. (The)(R)			970	58,326

Maiden Holdings, Ltd. (Bermuda)			961	10,792

MainSource Financial Group, Inc.			860	14,852

Medical Properties Trust, Inc.(R)			7,950	104,861

MFA Financial, Inc.(R)			1,554	12,214

MicroFinancial, Inc.			669	5,439

Mid-America Apartment Communities, Inc.(R)			434	29,356

Mitsubishi UFJ Financial Group (MUFG), Inc. (Japan)			25,600	148,295

Muenchener Rueckversicherungs AG (Germany)			457	100,076

National Australia Bank, Ltd. (Australia)			4,353	135,228

National Health Investors, Inc.(R)			369	22,767

Nelnet, Inc. Class A			499	20,020

Ocwen Financial Corp.(NON)			333	12,468

OFG Bancorp (Puerto Rico)			566	9,056

One Liberty Properties, Inc.(R)			630	13,810

Pacific Premier Bancorp, Inc.(NON)			609	9,683

PacWest Bancorp			464	20,138

PartnerRe, Ltd.			1,693	167,404

Peoples Bancorp, Inc.			571	13,972

Performant Financial Corp.(NON)			1,120	8,859

PHH Corp.(NON)			494	12,859

Popular, Inc. (Puerto Rico)(NON)			449	12,837

Portfolio Recovery Associates, Inc.(NON)			529	28,688

Post Properties, Inc.(R)			2,521	122,344

ProAssurance Corp.			4,694	213,389

Prologis, Inc.(R)			5,925	244,051

Protective Life Corp.			432	22,524

Prudential PLC (United Kingdom)			4,789	108,663

PS Business Parks, Inc.(R)			349	29,323

Public Storage(R)			5,701	963,469

Ramco-Gershenson Properties Trust(R)			711	11,874

Realty Income Corp.(R)			1,390	61,744

Regency Centers Corp.(R)			310	15,739

RenaissanceRe Holdings, Ltd.			2,467	235,623

Republic Bancorp, Inc. Class A			385	9,275

Resona Holdings, Inc. (Japan)			39,100	204,126

Retail Opportunity Investments Corp.(R)			2,092	31,024

Select Income REIT(R)			495	14,429

Senior Housing Properties Trust(R)			574	12,800

Signature Bank(NON)			2,381	311,744

Simon Property Group, Inc.(R)			7,188	1,159,353

Skandinaviska Enskilda Banken AB (Sweden)			11,018	154,917

SL Green Realty Corp.(R)			591	58,704

Sovran Self Storage, Inc.(R)			109	8,065

Spirit Realty Capital, Inc.(R)			14,683	160,338

Starwood Property Trust, Inc.(R)			323	7,758

Starwood Waypoint Residential Trust(NON)(R)			65	1,762

Stewart Information Services Corp.			816	30,176

Sumitomo Mitsui Financial Group, Inc. (Japan)			2,600	116,396

Summit Hotel Properties, Inc.(R)			1,653	15,274

Swedbank AB Class A (Sweden)			5,209	147,049

Symetra Financial Corp.			961	18,932

Taubman Centers, Inc.(R)			2,144	151,045

Third Point Reinsurance, Ltd. (Bermuda)(NON)			1,000	15,000

Tokyu Fudosan Holdings Corp. (Japan)(NON)			19,400	153,289

Travelers Cos., Inc. (The)			7,561	633,914

UBS AG (Switzerland)			7,385	158,448

UDR, Inc.(R)			1,181	30,482

Universal Health Realty Income Trust(R)			134	5,706

Validus Holdings, Ltd.			5,830	214,602

Vornado Realty Trust(R)			3,420	329,312

W.R. Berkley Corp.			5,616	231,604

WageWorks, Inc.(NON)			347	20,525

Weingarten Realty Investors(R)			4,744	144,692

Wells Fargo & Co.			1,518	70,466

Westfield Group (Australia)			8,430	77,639

Westpac Banking Corp. (Australia)			4,805	143,911

Wheelock and Co., Ltd. (Hong Kong)			32,000	130,837

				20,164,547
Health care (5.1%)

Abaxis, Inc.(NON)			120	4,554

AbbVie, Inc.			3,536	180,018

ACADIA Pharmaceuticals, Inc.(NON)			388	10,980

Accuray, Inc.(NON)			999	9,371

Actelion, Ltd. (Switzerland)			1,605	170,172

Aegerion Pharmaceuticals, Inc.(NON)			180	9,857

Alere, Inc.(NON)			611	22,448

Align Technology, Inc.(NON)			183	9,576

Alkermes PLC(NON)			329	16,012

Amedisys, Inc.(NON)			507	8,599

AmSurg Corp.(NON)			342	15,000

Antares Pharma, Inc.(NON)			1,912	8,508

Ariad Pharmaceuticals, Inc.(NON)(S)			2,366	20,561

Array BioPharma, Inc.(NON)			1,117	5,384

AstraZeneca PLC (United Kingdom)			3,740	255,774

athenahealth, Inc.(NON)			52	10,081

AtriCure, Inc.(NON)			368	7,651

Auxilium Pharmaceuticals, Inc.(NON)			554	17,036

Bayer AG (Germany)			2,237	317,728

Biospecifics Technologies Corp.(NON)			208	4,936

C.R. Bard, Inc.			1,254	180,777

Cardinal Health, Inc.			3,775	270,026

Celldex Therapeutics, Inc.(NON)			158	4,617

Centene Corp.(NON)			93	5,922

Chemed Corp.			414	35,024

Coloplast A/S Class B (Denmark)			2,861	240,988

Community Health Systems, Inc.(NON)			550	22,831

Computer Programs & Systems, Inc.			83	5,680

Conatus Pharmaceuticals, Inc.(NON)			159	1,784

Conmed Corp.			739	34,452

Cubist Pharmaceuticals, Inc.(NON)			479	38,090

Cyberonics, Inc.(NON)			113	7,737

DexCom, Inc.(NON)			214	9,651

Eli Lilly & Co.			8,644	515,269

Endo International PLC(NON)			452	36,079

Forest Laboratories, Inc.(NON)			3,563	347,642

GlaxoSmithKline PLC (United Kingdom)			10,127	283,456

Globus Medical, Inc. Class A(NON)			491	11,617

Greatbatch, Inc.(NON)			948	41,077

Haemonetics Corp.(NON)			219	7,989

Hanger, Inc.(NON)			592	20,986

Health Net, Inc.(NON)			355	12,088

HealthSouth Corp.			122	3,987

Henry Schein, Inc.(NON)			1,437	171,060

Hill-Rom Holdings, Inc.			562	21,260

Hisamitsu Pharmaceutical Co., Inc. (Japan)			1,700	79,744

Impax Laboratories, Inc.(NON)			713	18,374

Insulet Corp.(NON)			338	16,025

Insys Therapeutics, Inc.(NON)			528	35,524

Intercept Pharmaceuticals, Inc.(NON)			29	11,905

InterMune, Inc.(NON)			424	12,737

Isis Pharmaceuticals, Inc.(NON)			173	8,823

Jazz Pharmaceuticals PLC(NON)			708	107,577

Johnson & Johnson			12,336	1,136,392

Kindred Healthcare, Inc.			731	15,833

Laboratory Corp. of America Holdings(NON)			1,598	149,477

Lexicon Pharmaceuticals, Inc.(NON)			1,480	2,649

Magellan Health Services, Inc.(NON)			132	8,070

McKesson Corp.			2,157	381,897

MedAssets, Inc.(NON)			1,039	25,237

Medicines Co. (The)(NON)			785	23,982

Mednax, Inc.(NON)			2,401	146,029

Merck & Co., Inc.			18,013	1,026,561

Merrimack Pharmaceuticals, Inc.(NON)			1,604	7,988

Nanosphere, Inc.(NON)			2,633	6,319

Nektar Therapeutics(NON)			755	9,687

NewLink Genetics Corp.(NON)			140	6,188

Novartis AG (Switzerland)			2,863	239,099

Novo Nordisk A/S Class B (Denmark)			3,899	185,845

NPS Pharmaceuticals, Inc.(NON)			373	13,048

NxStage Medical, Inc.(NON)			500	6,935

Omega Healthcare Investors, Inc.(R)			1,712	54,716

OraSure Technologies, Inc.(NON)			1,728	11,992

Orion OYJ Class B (Finland)			3,996	131,604

Patterson Cos., Inc.			2,862	117,800

Perrigo Co. PLC			1,253	206,043

Pfizer, Inc.			32,902	1,056,483

Prestige Brands Holdings, Inc.(NON)			537	15,299

Providence Service Corp. (The)(NON)			916	24,356

Questcor Pharmaceuticals, Inc.			407	24,725

Receptos, Inc.(NON)			211	9,787

Repligen Corp.(NON)			521	7,799

Retrophin, Inc.(NON)			444	7,845

Roche Holding AG-Genusschein (Switzerland)			1,207	372,461

Sabra Health Care REIT, Inc.(R)			1,460	41,566

Salix Pharmaceuticals, Ltd.(NON)			97	10,468

Sanofi (France)			2,104	218,770

Sequenom, Inc.(NON)			1,696	4,020

SIGA Technologies, Inc.(NON)			2,448	7,858

STAAR Surgical Co.(NON)			1,357	19,215

Steris Corp.			234	10,799

Stryker Corp.			1,786	143,309

Sucampo Pharmaceuticals, Inc. Class A(NON)			748	6,732

Sunesis Pharmaceuticals, Inc.(NON)			635	4,159

Suzuken Co., Ltd. (Japan)			1,300	49,402

Thoratec Corp.(NON)			199	7,391

Threshold Pharmaceuticals, Inc.(NON)			1,237	6,185

Trinity Biotech PLC ADR (Ireland)			424	11,232

Triple-S Management Corp. Class B (Puerto Rico)(NON)			310	5,193

Ventas, Inc.(R)			5,053	315,459

WellCare Health Plans, Inc.(NON)			492	30,415

				10,049,363
Technology (4.5%)

Accenture PLC Class A			2,613	217,794

Actuate Corp.(NON)			2,558	14,529

Acxiom Corp.(NON)			1,007	37,491

Advanced Energy Industries, Inc.(NON)			385	10,564

Amdocs, Ltd.			5,671	252,246

Anixter International, Inc.			372	39,785

Apple, Inc.			2,338	1,230,349

ASML Holding NV (Netherlands)			1,674	145,685

Aspen Technology, Inc.(NON)			455	21,362

AVG Technologies NV (Netherlands)(NON)			467	8,747

Bottomline Technologies, Inc.(NON)			169	6,032

Brady Corp. Class A			305	8,159

Brightcove, Inc.(NON)			795	7,712

CACI International, Inc. Class A(NON)			81	6,385

Calix, Inc.(NON)			408	3,244

Cap Gemini (France)			2,166	169,607

Cavium, Inc.(NON)			134	5,645

Ceva, Inc.(NON)			590	10,667

Cirrus Logic, Inc.(NON)			407	7,835

Commvault Systems, Inc.(NON)			176	12,123

Cornerstone OnDemand, Inc.(NON)			309	18,039

CSG Systems International, Inc.			197	5,516

DST Systems, Inc.			2,116	198,862

EnerSys			562	39,924

Entegris, Inc.(NON)			1,468	17,689

Fairchild Semiconductor International, Inc.(NON)			568	7,997

FEI Co.			159	16,321

Freescale Semiconductor, Ltd.(NON)			637	14,492

GenMark Diagnostics, Inc.(NON)			1,707	21,269

Google, Inc. Class A(NON)			1,185	1,440,545

GT Advanced Technologies, Inc.(NON)			316	4,528

inContact, Inc.(NON)			694	6,260

Infoblox, Inc.(NON)			276	6,370

Integrated Silicon Solutions, Inc.(NON)			1,676	20,414

IntraLinks Holdings, Inc.(NON)			1,392	16,161

Intuit, Inc.			5,630	439,985

Keyence Corp. (Japan)			500	215,351

Konica Minolta Holdings, Inc. (Japan)			13,000	132,654

L-3 Communications Holdings, Inc.			1,686	194,564

Lexmark International, Inc. Class A			302	12,726

Magnachip Semiconductor Corp. (South Korea)(NON)			349	5,144

Manhattan Associates, Inc.(NON)			913	34,594

Maxim Integrated Products, Inc.			8,841	289,189

Mellanox Technologies, Ltd. (Israel)(NON)			192	7,012

Mentor Graphics Corp.			1,521	32,914

MICROS Systems, Inc.(NON)			3,722	206,608

Microsemi Corp.(NON)			339	7,817

Microsoft Corp.			25,791	988,053

MTS Systems Corp.			122	8,657

Netscout Systems, Inc.(NON)			323	12,268

NIC, Inc.			359	6,979

Nomura Research Institute, Ltd. (Japan)			3,000	98,427

NTT Data Corp. (Japan)			1,800	74,770

Omnivision Technologies, Inc.(NON)			954	16,476

Omron Corp. (Japan)			4,900	206,726

Oracle Corp.			11,362	444,368

Pandora Media, Inc.(NON)			256	9,580

Perficient, Inc.(NON)			773	15,777

Photronics, Inc.(NON)			1,393	12,119

Plantronics, Inc.			109	4,837

Procera Networks, Inc.(NON)			548	6,044

Proofpoint, Inc.(NON)			208	8,622

PTC, Inc.(NON)			397	15,606

QLIK Technologies, Inc.(NON)			135	4,118

Quantum Corp.(NON)			7,257	8,491

RF Micro Devices, Inc.(NON)			4,487	31,768

Rovi Corp.(NON)			728	18,084

Safeguard Scientifics, Inc.(NON)			722	14,158

SAP AG (Germany)			874	70,598

SciQuest, Inc.(NON)			238	7,026

Semtech Corp.(NON)			350	8,733

Silicon Graphics International Corp.(NON)			381	4,690

Silicon Image, Inc.(NON)			2,137	12,929

SoftBank Corp. (Japan)			2,800	212,293

SolarWinds, Inc.(NON)			606	27,985

Sparton Corp.(NON)			482	15,617

SS&C Technologies Holdings, Inc.(NON)			278	10,753

Synaptics, Inc.(NON)			328	21,333

Synopsys, Inc.(NON)			5,818	235,047

Tech Data Corp.(NON)			401	23,098

Tokyo Electron, Ltd. (Japan)			2,300	132,606

Tyler Technologies, Inc.(NON)			234	21,945

Ultimate Software Group, Inc.(NON)			155	25,730

Ultra Clean Holdings, Inc.(NON)			1,337	17,595

Unisys Corp.(NON)			562	19,232

United Internet AG (Germany)			2,648	123,230

VeriFone Systems, Inc.(NON)			447	12,941

Verint Systems, Inc.(NON)			282	13,200

VeriSign, Inc.(NON)			4,358	240,169

Vocus, Inc.(NON)			750	10,013

XO Group, Inc.(NON)			889	10,615

Zynga, Inc. Class A(NON)			1,507	7,625

				8,919,837
Transportation (1.4%)

Aegean Marine Petroleum Network, Inc. (Greece)			2,256	22,853

Alaska Air Group, Inc.			1,570	136,025

Central Japan Railway Co. (Japan)			1,900	221,590

ComfortDelgro Corp., Ltd. (Singapore)			61,000	93,033

Copa Holdings SA Class A (Panama)			751	101,730

Diana Shipping, Inc. (Greece)(NON)			942	12,265

Hawaiian Holdings, Inc.(NON)			1,460	17,578

International Consolidated Airlines Group SA (Spain)(NON)			25,541	186,566

Japan Airlines Co., Ltd. (Japan)			2,000	99,630

Matson, Inc.			196	4,728

Quality Distribution, Inc.(NON)			2,819	36,140

Republic Airways Holdings, Inc.(NON)			1,139	10,912

SkyWest, Inc.			826	10,490

Southwest Airlines Co.			12,312	276,281

Spirit Airlines, Inc.(NON)			758	42,812

StealthGas, Inc. (Greece)(NON)			3,451	36,270

Swift Transportation Co.(NON)			1,890	46,040

Union Pacific Corp.			4,087	737,213

United Parcel Service, Inc. Class B			6,469	619,536

Universal Truckload Services, Inc.			565	14,690

XPO Logistics, Inc.(NON)			536	16,852

Yamato Transport Co., Ltd. (Japan)			4,400	91,343

				2,834,577
Utilities and power (1.2%)

Centrica PLC (United Kingdom)			25,909	138,401

Chubu Electric Power Co., Inc. (Japan)			1,900	23,503

CMS Energy Corp.			3,907	111,076

Enel SpA (Italy)			27,958	143,556

ENI SpA (Italy)			6,550	158,036

GDF Suez (France)			5,812	149,135

ITC Holdings Corp.			793	81,362

Kinder Morgan, Inc.			4,387	139,726

PG&E Corp.			6,547	288,461

PPL Corp.			9,380	302,880

Red Electrica Corporacion SA (Spain)			2,786	216,887

Southern Co. (The)			12,786	541,487

United Utilities Group PLC (United Kingdom)			9,989	130,388

				2,424,898

Total common stocks (cost $68,636,288)				$82,470,177

CORPORATE BONDS AND NOTES (11.5%)(a)
			Principal amount	Value

Basic materials (0.8%)

Ainsworth Lumber Co., Ltd. 144A sr. notes 7 1/2s, 2017 (Canada)			$13,000	$13,926

ArcelorMittal SA sr. unsec. bonds 10.35s, 2019 (France)			85,000	108,056

ArcelorMittal SA sr. unsec. unsub. notes 7 1/2s, 2039 (France)			25,000	26,063

Ashland, Inc. company guaranty sr. unsec. unsub. notes 4 3/4s, 2022			65,000	65,406

Atkore International, Inc. company guaranty sr. notes 9 7/8s, 2018			49,000	52,736

Boise Cascade Co. company guaranty sr. unsec. notes 6 3/8s, 2020			55,000	58,713

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4 5/8s, 2022 (Germany)			25,000	24,938

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			40,000	43,100

CPG Merger Sub, LLC 144A company guaranty sr. unsec. unsub. notes 8s, 2021			35,000	37,450

Eldorado Gold Corp. 144A sr. unsec. notes 6 1/8s, 2020 (Canada)			15,000	14,783

Ferro Corp. sr. unsec. notes 7 7/8s, 2018			15,000	15,938

Graphic Packaging International, Inc. company guaranty sr. unsec. notes 4 3/4s, 2021			30,000	30,150

HD Supply, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			75,000	82,125

HD Supply, Inc. company guaranty sr. unsec. unsub. notes 11 1/2s, 2020			30,000	36,600

Hexion U.S. Finance Corp. company guaranty sr. notes 6 5/8s, 2020			15,000	15,506

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty notes 9s, 2020			40,000	41,100

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2021			25,000	28,250

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2020			20,000	22,075

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4 7/8s, 2020			105,000	106,969

IAMGOLD Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2020 (Canada)			40,000	35,200

JM Huber Corp. 144A sr. unsec. notes 9 7/8s, 2019			90,000	103,950

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			60,000	66,600

New Gold, Inc. 144A sr. unsec. notes 6 1/4s, 2022 (Canada)			15,000	14,888

Nufarm Australia, Ltd. 144A company guaranty sr. unsec. notes 6 3/8s, 2019 (Australia)			15,000	15,469

PQ Corp. 144A sr. notes 8 3/4s, 2018			55,000	60,500

Ryerson, Inc./Joseph T Ryerson & Son, Inc. company guaranty sr. notes 9s, 2017			30,000	32,700

Sealed Air Corp. 144A sr. unsec. notes 6 1/2s, 2020			85,000	94,031

Sealed Air Corp. 144A sr. unsec. notes 5 1/4s, 2023			40,000	40,500

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/4s, 2023			33,000	33,908

Taminco Global Chemical Corp. 144A sr. notes 9 3/4s, 2020 (Belgium)			80,000	90,800

TMS International Corp. 144A company guaranty sr. unsec. notes 7 5/8s, 2021			15,000	16,200

Tronox Finance, LLC company guaranty sr. unsec. unsub. notes 6 3/8s, 2020			45,000	46,238

USG Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2021			10,000	10,650

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. bonds 6s, 2023			40,000	39,300

				1,524,818
Capital goods (0.7%)

ADS Waste Holdings, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			100,000	108,500

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			10,000	11,525

BlueLine Rental Finance Corp. 144A sr. notes 7s, 2019			45,000	47,531

BOE Merger Corp. 144A sr. unsec. notes 9 1/2s, 2017(PIK)			75,000	79,500

Bombardier, Inc. 144A sr. notes 6 1/8s, 2023 (Canada)			35,000	35,438

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			80,000	88,800

Crown Americas, LLC/Crown Americas Capital Corp. IV company guaranty sr. unsec. notes 4 1/2s, 2023			60,000	58,950

Delphi Corp. company guaranty sr. unsec. unsub. notes 5s, 2023			20,000	21,300

Exide Technologies sr. notes 8 5/8s, 2018 (In default)(NON)			60,000	48,750

GrafTech International, Ltd. company guaranty sr. unsec. notes 6 3/8s, 2020			60,000	61,650

Legrand France SA sr. unsec. unsub. debs 8 1/2s, 2025 (France)			15,000	19,742

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes 5 7/8s, 2022			65,000	68,900

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			107,000	103,790

Oshkosh Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2022			105,000	107,363

Pittsburgh Glass Works, LLC 144A company guaranty sr. notes 8s, 2018			85,000	92,650

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. notes 5 3/4s, 2020			105,000	109,725

Tenneco, Inc. company guaranty sr. unsub. notes 6 7/8s, 2020			55,000	60,500

Terex Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			90,000	97,425

Terex Corp. company guaranty sr. unsec. unsub. notes 6s, 2021			93,000	97,883

Titan International, Inc. 144A company guaranty sr. bonds 6 7/8s, 2020			30,000	31,725

TransDigm, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2021			15,000	16,538

Triumph Group, Inc. company guaranty sr. unsec. notes 4 7/8s, 2021			50,000	49,375

Vander Intermediate Holding II Corp. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			20,000	20,750

				1,438,310
Communication services (1.5%)

AT&T, Inc. sr. unsec. unsub. notes 1.7s, 2017			41,000	41,393

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5 1/4s, 2022			155,000	155,000

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 5 1/8s, 2023			20,000	19,450

CenturyLink, Inc. sr. unsec. unsub. notes 6 3/4s, 2023			85,000	90,100

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020			15,000	15,675

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023			35,000	35,875

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021			100,000	112,750

Frontier Communications Corp. sr. unsec. notes 8 1/8s, 2018			70,000	81,025

Frontier Communications Corp. sr. unsec. unsub. notes 7 5/8s, 2024			20,000	21,050

Intelsat Jackson Holdings SA company guaranty sr. unsec. bonds 6 5/8s, 2022 (Bermuda)			20,000	21,100

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)			315,000	347,288

Intelsat Luxembourg SA 144A company guaranty sr. unsec. notes 8 1/8s, 2023 (Luxembourg)			115,000	124,919

Intelsat Luxembourg SA 144A sr. unsec. notes 7 3/4s, 2021 (Luxembourg)			140,000	150,675

Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 6 1/8s, 2021			20,000	21,150

NII International Telecom SCA144A company guaranty sr. unsec. notes 7 7/8s, 2019 (Luxembourg)			45,000	31,275

Quebecor Media, Inc. sr. unsec. unsub. notes 5 3/4s, 2023 (Canada)			70,000	70,875

Quebecor Media, Inc. 144A sr. unsec. notes 7 3/8s, 2021 (Canada)		CAD	295,000	286,283

Qwest Corp. sr. unsec. notes 6 3/4s, 2021			$33,000	37,320

Sprint Communications, Inc. sr. unsec. unsub. notes 7s, 2020			330,000	360,113

Sprint Corp. 144A company guaranty sr. unsec. notes 7 7/8s, 2023			120,000	132,900

Sprint Corp. 144A company guaranty sr. unsec. notes 7 1/4s, 2021			90,000	98,550

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.836s, 2023			10,000	10,813

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.633s, 2021			25,000	27,094

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 5/8s, 2023			80,000	85,300

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.464s, 2019			25,000	26,688

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/4s, 2021			75,000	79,500

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			5,000	5,263

Telefonica Emisiones SAU company guaranty sr. unsec. unsub. notes 7.045s, 2036 (Spain)			220,000	260,620

Verizon Communications, Inc. sr. unsec. unsub. notes 4 1/2s, 2020			30,000	32,514

Vodafone Group PLC sr. unsec. unsub. notes 1 1/4s, 2017 (United Kingdom)			142,000	141,137

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. notes 10 1/4s, 2019			100,000	114,500

Windstream Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2023			25,000	24,625

				3,062,820
Consumer cyclicals (2.4%)

Amazon.com, Inc. sr. unsec. notes 1.2s, 2017			143,000	141,829

AMC Entertainment, Inc. company guaranty sr. sub. notes 9 3/4s, 2020			170,000	196,138

AMC Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5 7/8s, 2022			35,000	35,438

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020			50,000	53,625

Beazer Homes USA, Inc. company guaranty sr. unsec. notes 7 1/4s, 2023			25,000	25,750

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8s, 2021			15,000	14,288

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2020 (Canada)			120,000	127,500

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2022 (Canada)			35,000	35,910

Building Materials Corp. of America 144A sr. unsec. notes 6 3/4s, 2021			25,000	27,125

Caesars Entertainment Operating Co., Inc. company guaranty sr. notes 9s, 2020			130,000	126,425

Caesars Entertainment Operating Co., Inc. sr. notes 11 1/4s, 2017			230,000	234,888

CBS Outdoor Americas Capital, LLC/CBS Outdoor Americas Capital Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			50,000	51,500

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 5 1/4s, 2021			35,000	35,569

Ceridian Corp. 144A sr. notes 8 7/8s, 2019			85,000	97,325

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11s, 2021			35,000	40,031

Cinemark USA, Inc. company guaranty sr. unsec. notes 4 7/8s, 2023			10,000	9,700

Clear Channel Communications, Inc. company guaranty sr. notes 9s, 2019			30,000	31,500

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020			50,000	54,125

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2022			35,000	37,275

CST Brands, Inc. company guaranty sr. unsec. notes 5s, 2023			80,000	77,800

D.R. Horton, Inc. company guaranty sr. unsec. notes 5 3/4s, 2023			15,000	15,750

Dana Holding Corp. sr. unsec. unsub. notes 6s, 2023			50,000	51,750

DH Services Luxembourg Sarl 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Luxembourg)			65,000	70,038

FelCor Lodging LP company guaranty sr. notes 5 5/8s, 2023(R)			15,000	15,075

Ford Motor Co. sr. unsec. unsub. notes 7.45s, 2031			30,000	38,558

Gannett Co., Inc. 144A company guaranty sr. unsec. notes 5 1/8s, 2020			35,000	35,875

Gannett Co., Inc. 144A company guaranty sr. unsec. notes 5 1/8s, 2019			40,000	41,800

Garda World Security Corp. 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2021 (Canada)			80,000	83,000

Gibson Brands, Inc. 144A sr. notes 8 7/8s, 2018			40,000	42,500

GLP Capital LP/GLP Financing II, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2020			60,000	62,100

GLP Capital LP/GLP Financing II, Inc. 144A company guaranty sr. unsec. notes 4 3/8s, 2018			35,000	36,313

Gray Television, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			60,000	65,400

Griffey Intermediate, Inc./Griffey Finance Sub, LLC 144A sr. unsec. notes 7s, 2020			75,000	65,438

Howard Hughes Corp. (The) 144A sr. unsec. notes 6 7/8s, 2021			60,000	63,300

Igloo Holdings Corp. 144A sr. unsec. unsub. notes 8 1/4s, 2017(PIK)			70,000	71,750

Interactive Data Corp. company guaranty sr. unsec. notes 10 1/4s, 2018			45,000	48,825

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes 5 7/8s, 2021			35,000	36,138

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			20,000	20,950

K Hovnanian Enterprises, Inc. 144A sr. notes 7 1/4s, 2020			25,000	27,250

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			55,000	61,600

Lamar Media Corp. company guaranty sr. sub. notes 5 7/8s, 2022			50,000	53,000

Lamar Media Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2024			20,000	20,650

Lender Processing Services, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2023			45,000	47,925

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2022			90,000	85,950

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2019			25,000	25,531

Masonite International Corp. 144A company guaranty sr. notes 8 1/4s, 2021 (Canada)			5,000	5,500

Mattamy Group Corp. 144A sr. unsec. notes 6 1/2s, 2020 (Canada)			50,000	50,250

MGM Resorts International company guaranty sr. unsec. notes 7 5/8s, 2017			45,000	51,188

MGM Resorts International company guaranty sr. unsec. notes 6 3/4s, 2020			25,000	27,625

MGM Resorts International company guaranty sr. unsec. unsub. notes 8 5/8s, 2019			125,000	149,375

MGM Resorts International company guaranty sr. unsec. unsub. notes 6 5/8s, 2021			10,000	11,025

Michaels FinCo Holdings, LLC/Michaels FinCo, Inc. 144A sr. unsec. notes 7 1/2s, 2018(PIK)			50,000	51,625

MTR Gaming Group, Inc. company guaranty notes 11 1/2s, 2019			95,000	107,350

Navistar International Corp. sr. notes 8 1/4s, 2021			80,000	83,800

Needle Merger Sub Corp. 144A sr. unsec. notes 8 1/8s, 2019			60,000	62,325

Neiman Marcus Group, Inc. 144A company guaranty sr. unsec. notes 8 3/4s, 2021(PIK)			40,000	43,000

Neiman Marcus Group, Inc. 144A company guaranty sr. unsec. notes 8s, 2021			30,000	32,175

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7 1/8s, 2028			80,000	79,800

Nexstar Broadcasting, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2020			30,000	32,325

Nielsen Co. Luxembourg S.a.r.l. (The) 144A company guaranty sr. unsec. notes 5 1/2s, 2021 (Luxembourg)			35,000	36,575

Nielsen Finance, LLC/Nielsen Finance Co. company guaranty sr. unsec. notes 4 1/2s, 2020			20,000	20,250

Nortek, Inc. company guaranty sr. unsec. notes 10s, 2018			80,000	88,200

Nortek, Inc. company guaranty sr. unsec. notes 8 1/2s, 2021			50,000	56,000

Penn National Gaming, Inc. 144A sr. unsec. notes 5 7/8s, 2021			75,000	73,125

Petco Holdings, Inc. 144A sr. unsec. notes 8 1/2s, 2017(PIK)			25,000	25,563

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 6s, 2035			90,000	81,000

Quiksilver, Inc./QS Wholesale, Inc. company guaranty sr. unsec. notes 10s, 2020			5,000	5,675

Quiksilver, Inc./QS Wholesale, Inc. 144A sr. notes 7 7/8s, 2018			5,000	5,463

Realogy Corp. 144A company guaranty sr. notes 7 7/8s, 2019			175,000	189,875

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2023			60,000	60,600

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2022			10,000	10,250

Rent-A-Center, Inc./TX company guaranty sr. unsec. notes 4 3/4s, 2021			40,000	37,700

Sabre, Inc. 144A sr. notes 8 1/2s, 2019			10,000	11,125

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 6 3/8s, 2021			50,000	52,875

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 5 3/8s, 2021			25,000	25,125

Sinclair Television Group, Inc. sr. unsec. notes 6 1/8s, 2022			15,000	15,525

Sirius XM Holdings, Inc. 144A sr. unsec. bonds 5 7/8s, 2020			60,000	63,075

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2021			90,000	91,125

Spectrum Brands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020			5,000	5,450

Standard Pacific Corp. company guaranty sr. unsec. notes 6 1/4s, 2021			25,000	26,688

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021			30,000	29,775

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			20,000	20,000

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2021			48,000	47,760

Townsquare Radio, LLC/Townsquare Radio, Inc. 144A company guaranty sr. unsec. notes 9s, 2019			35,000	38,763

Travelport, LLC/Travelport Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 13 7/8s, 2016(PIK)			106,210	112,848

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes 4 1/2s, 2021			15,000	15,488

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021			30,000	33,338

Univision Communications, Inc. 144A sr. notes 7 7/8s, 2020			30,000	33,225

				4,740,031
Consumer staples (0.7%)

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. notes 1 1/4s, 2018			145,000	143,256

Ashtead Capital, Inc. 144A company guaranty sr. notes 6 1/2s, 2022			65,000	70,525

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			95,000	95,950

B&G Foods, Inc. company guaranty sr. unsec. notes 4 5/8s, 2021			35,000	34,738

CEC Entertainment, Inc. 144A sr. unsec. notes 8s, 2022			25,000	25,688

Claire's Stores, Inc. 144A company guaranty sr. notes 6 1/8s, 2020			20,000	19,000

Claire's Stores, Inc. 144A sr. notes 9s, 2019			30,000	31,575

Constellation Brands, Inc. company guaranty sr. unsec. notes 4 1/4s, 2023			15,000	14,700

Corrections Corp. of America company guaranty sr. unsec. notes 4 5/8s, 2023(R)			94,000	90,710

Corrections Corp. of America company guaranty sr. unsec. notes 4 1/8s, 2020(R)			15,000	14,663

CVS Caremark Corp. sr. unsec. unsub. notes 2 1/4s, 2018			145,000	146,208

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021			45,000	48,150

Elizabeth Arden, Inc. 144A sr. unsec. notes 7 3/8s, 2021			45,000	48,150

Hawk Acquisition Sub, Inc. 144A sr. notes 4 1/4s, 2020			125,000	124,688

Hertz Corp. (The) company guaranty sr. unsec. notes 6 1/4s, 2022			50,000	52,875

Hertz Corp. (The) company guaranty sr. unsec. notes 5 7/8s, 2020			20,000	21,200

JBS USA LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)			20,000	21,150

Landry's Holdings II, Inc. 144A sr. unsec. notes 10 1/4s, 2018			15,000	15,938

Landry's, Inc. 144A sr. unsec. notes 9 3/8s, 2020			130,000	143,000

Libbey Glass, Inc. company guaranty sr. notes 6 7/8s, 2020			50,000	54,125

Post Holdings, Inc. company guaranty sr. unsec. notes 7 3/8s, 2022			5,000	5,444

Post Holdings, Inc. 144A company guaranty sr. unsec. notes 7 3/8s, 2022			5,000	5,444

Prestige Brands, Inc. 144A sr. unsec. notes 5 3/8s, 2021			50,000	50,375

Revlon Consumer Products Corp. company guaranty sr. unsec. notes 5 3/4s, 2021			75,000	75,000

Sun Merger Sub, Inc. 144A sr. unsec. notes 5 7/8s, 2021			15,000	15,450

Sun Merger Sub, Inc. 144A sr. unsec. notes 5 1/4s, 2018			10,000	10,525

United Rentals North America, Inc. company guaranty sr. unsec. notes 7 5/8s, 2022			20,000	22,700

United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2023			45,000	47,700

				1,448,927
Energy (1.0%)

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			85,000	86,700

Anadarko Petroleum Corp. sr. unsec. notes 6.45s, 2036			130,000	154,192

Antero Resources Finance Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2021			45,000	46,013

Athlon Holdings LP/Athlon Finance Corp. 144A company guaranty sr. unsec. notes 7 3/8s, 2021			73,000	77,380

Calfrac Holdings LP 144A company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			40,000	41,800

Carrizo Oil & Gas, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			75,000	80,813

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5 3/4s, 2023			20,000	21,500

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			20,000	20,850

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018			35,000	35,263

Forum Energy Technologies, Inc. 144A sr. unsec. notes 6 1/4s, 2021			55,000	58,438

Gulfport Energy Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2020			70,000	75,600

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			15,000	15,788

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2021			150,000	152,625

Hercules Offshore, Inc. 144A company guaranty sr. unsec. notes 7 1/2s, 2021			20,000	21,200

Hercules Offshore, Inc. 144A sr. unsec. notes 8 3/4s, 2021			25,000	28,438

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. notes 7 1/4s, 2020			40,000	43,200

Kodiak Oil & Gas Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			15,000	15,413

Linn Energy, LLC/Linn Energy Finance Corp. 144A company guaranty sr. unsec. notes 7s, 2019			135,000	140,738

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022			60,000	64,500

Northern Oil and Gas, Inc. company guaranty sr. unsec. notes 8s, 2020			25,000	26,625

Oasis Petroleum, Inc. 144A company guaranty sr. unsec. unsub. notes 6 7/8s, 2022			85,000	92,225

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/2s, 2019 (Cayman Islands)			50,000	53,770

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/8s, 2023 (Cayman Islands)			55,000	56,238

Plains Exploration & Production Co. company guaranty sr. unsec. notes 6 3/4s, 2022			35,000	38,675

Plains Exploration & Production Co. company guaranty sr. unsec. unsub. notes 6 7/8s, 2023			20,000	22,300

Rosetta Resources, Inc. company guaranty sr. unsec. unsub. notes 5 5/8s, 2021			35,000	36,050

Sabine Pass LNG LP company guaranty sr. notes 6 1/2s, 2020			20,000	20,900

Samson Investment Co. 144A sr. unsec. notes 10 3/4s, 2020			110,000	122,238

SandRidge Energy, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2021			15,000	15,863

Seven Generations Energy, Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Canada)			55,000	59,758

Shelf Drilling Holdings, Ltd. 144A sr. notes 8 5/8s, 2018			40,000	43,100

Tervita Corp. 144A sr. unsec. notes 10 7/8s, 2018 (Canada)			15,000	16,088

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5 3/4s, 2021			125,000	135,313

WPX Energy, Inc. sr. unsec. unsub. notes 6s, 2022			35,000	35,613

				1,955,207
Financials (2.0%)

Allegion US Holding Co., Inc. 144A company guaranty sr. unsec. notes 5 3/4s, 2021			35,000	36,531

Ally Financial, Inc. company guaranty sr. notes 6 1/4s, 2017			230,000	258,750

American Express Co. sr. unsec. notes 6.15s, 2017			55,000	65,905

American International Group, Inc. jr. sub. FRB bonds 8.175s, 2068			220,000	283,316

American International Group, Inc. sr. unsec. unsub. notes 3.8s, 2017			145,000	155,769

Bank of America Corp. sr. unsec. unsub. notes 2s, 2018			143,000	143,730

BPCE SA 144A unsec. sub. notes 5.15s, 2024 (France)			200,000	200,488

CBL & Associates LP company guaranty sr. unsec. unsub. notes 5 1/4s, 2023(R)			180,000	186,803

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2023			30,000	30,000

CIT Group, Inc. sr. unsec. notes 5s, 2023			35,000	36,400

CIT Group, Inc. sr. unsec. unsub. notes 3 7/8s, 2019			20,000	20,350

CIT Group, Inc. 144A company guaranty notes 5 1/2s, 2019			155,000	168,563

Citigroup, Inc. sr. unsec. unsub. notes 4.45s, 2017			145,000	157,572

Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2021			80,000	83,000

Credit Suisse Group AG 144A jr. unsec. sub. FRN notes 7 1/2s, perpetual maturity (Switzerland)			200,000	220,250

E*Trade Financial Corp. sr. unsec. unsub. notes 6 3/8s, 2019			100,000	108,500

Fifth Third Bancorp jr. unsec. sub. FRB bonds 5.1s, 2049			38,000	34,770

General Electric Capital Corp. sr. unsec. notes Ser. MTN, 5.4s, 2017			143,000	160,696

Hockey Merger Sub 2, Inc. 144A sr. unsec. notes 7 7/8s, 2021			70,000	73,675

Icahn Enterprises LP/Icahn Enterprises Finance Corp. 144A company guaranty sr. unsec. notes 6s, 2020			145,000	152,975

Icahn Enterprises LP/Icahn Enterprises Finance Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2022			60,000	61,200

iStar Financial, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2018(R)			45,000	45,450

iStar Financial, Inc. sr. unsec. notes 7 1/8s, 2018(R)			30,000	33,450

JPMorgan Chase & Co. sr. unsec. unsub. notes 2s, 2017			26,000	26,421

Leucadia National Corp. sr. unsec. bonds 5 1/2s, 2023			180,000	189,322

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037			195,000	211,575

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN notes 6.657s, 2049 (United Kingdom)			30,000	29,700

Mid-America Apartments LP sr. unsec. notes 4.3s, 2023(R)			60,000	60,610

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022(R)			35,000	36,750

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2018			20,000	20,150

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2021			30,000	28,425

Nationwide Mutual Insurance Co. 144A notes 9 3/8s, 2039			20,000	29,322

Nuveen Investments, Inc. 144A sr. unsec. notes 9 1/2s, 2020			135,000	144,113

Nuveen Investments, Inc. 144A sr. unsec. notes 9 1/8s, 2017			25,000	26,188

PNC Bank, NA sr. unsec. unsub. notes Ser. BKNT, 1 1/8s, 2017			250,000	250,271

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2021			75,000	73,500

Royal Bank of Scotland Group PLC unsec. sub. notes 6s, 2023 (United Kingdom)			35,000	36,052

Springleaf Finance Corp. sr. unsec. unsub. notes 7 3/4s, 2021			15,000	16,613

Springleaf Finance Corp. sr. unsec. unsub. notes 6s, 2020			30,000	30,675

TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 8 1/2s, 2018			30,000	32,775

Walter Investment Management Corp. 144A company guaranty sr. unsec. notes 7 7/8s, 2021			45,000	45,225

				4,005,830
Health care (0.8%)

CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5 1/8s, 2021			10,000	10,350

CHS/Community Health Systems, Inc. 144A company guaranty sr. unsec. notes 6 7/8s, 2022			15,000	15,956

Acadia Healthcare Co., Inc. 144A company guaranty sr. unsec. notes 6 1/8s, 2021			60,000	61,950

AmSurg Corp. company guaranty sr. unsec. unsub. notes 5 5/8s, 2020			65,000	68,413

Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. company guaranty sr. unsec. notes 6s, 2021			60,000	62,550

Biomet, Inc. company guaranty sr. unsec. sub. notes 6 1/2s, 2020			45,000	47,981

Biomet, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			25,000	26,969

Capsugel SA 144A sr. unsec. notes 7s, 2019 (Luxembourg)(PIK)			50,000	51,875

Endo Finance Co. 144A company guaranty sr. unsec. notes 5 3/4s, 2022			25,000	25,875

Envision Healthcare Corp. company guaranty sr. unsec. notes 8 1/8s, 2019			45,000	48,319

HCA, Inc. sr. notes 6 1/2s, 2020			210,000	236,775

Healthcare Technology Intermediate, Inc. 144A sr. unsec. notes 7 3/8s, 2018(PIK)			40,000	41,400

IASIS Healthcare, LLC/IASIS Capital Corp. company guaranty sr. unsec. notes 8 3/8s, 2019			55,000	58,850

IMS Health, Inc. 144A sr. unsec. notes 6s, 2020			20,000	21,400

Jaguar Holding Co. I 144A sr. unsec. notes 9 3/8s, 2017(PIK)			20,000	21,050

JLL/Delta Dutch Newco BV 144A sr. unsec. notes 7 1/2s, 2022 (Netherlands)			75,000	76,500

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty notes 10 1/2s, 2018			125,000	145,000

MPH Intermediate Holding Co. 2 144A sr. unsec. notes 8 3/8s, 2018(PIK)			35,000	36,619

Par Pharmaceutical Cos., Inc. company guaranty sr. unsec. unsub. notes 7 3/8s, 2020			80,000	86,600

Salix Pharmaceuticals, Ltd. 144A company guaranty sr. unsec. notes 6s, 2021			20,000	21,400

Service Corp. International/US 144A sr. unsec. notes 5 3/8s, 2022			45,000	45,788

Tenet Healthcare Corp. company guaranty sr. bonds 4 1/2s, 2021			30,000	29,925

Tenet Healthcare Corp. company guaranty sr. bonds 4 3/8s, 2021			55,000	54,313

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			100,000	110,750

Tenet Healthcare Corp. 144A sr. notes 6s, 2020			55,000	59,125

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 7/8s, 2018			90,000	95,738

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 3/8s, 2020			5,000	5,463

Valeant Pharmaceuticals International 144A sr. unsec. notes 6 3/4s, 2018			70,000	77,175

WellCare Health Plans, Inc. sr. unsec. notes 5 3/4s, 2020			45,000	46,913

				1,691,022
Technology (0.6%)

ACI Worldwide, Inc. 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2020			40,000	42,250

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021			15,000	14,213

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			300,000	297,750

First Data Corp. 144A company guaranty notes 8 1/4s, 2021			215,000	233,275

First Data Corp. 144A company guaranty sr. unsec. notes 11 1/4s, 2021			45,000	51,188

First Data Corp. 144A company guaranty sr. unsec. sub. notes 11 3/4s, 2021			90,000	96,300

First Data Corp. 144A company guaranty sr. unsec. sub. notes 11 3/4s, 2021			15,000	16,050

First Data Holdings, Inc. 144A sr. unsec. notes 14 1/2s, 2019(PIK)			35,000	35,088

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 5s, 2021			45,000	46,125

Freescale Semiconductor, Inc. 144A sr. notes 6s, 2022			60,000	63,600

Infor US, Inc. company guaranty sr. unsec. unsub. notes 11 1/2s, 2018			50,000	58,125

Iron Mountain, Inc. company guaranty sr. unsec. unsub. notes 6s, 2023			60,000	63,750

Jabil Circuit, Inc. sr. unsec. notes 8 1/4s, 2018			14,000	16,835

Micron Technology, Inc. 144A sr. unsec. notes 5 7/8s, 2022			55,000	57,475

SunGard Data Systems, Inc. company guaranty sr. unsec. sub. notes 6 5/8s, 2019			30,000	32,063

				1,124,087
Transportation (0.1%)

Swift Services Holdings, Inc. company guaranty sr. notes 10s, 2018			100,000	110,125

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023			50,000	50,500

				160,625
Utilities and power (0.9%)

AES Corp. (VA) sr. unsec. notes 8s, 2020			170,000	199,750

AES Corp. (VA) sr. unsec. unsub. notes 4 7/8s, 2023			25,000	24,250

Calpine Corp. 144A company guaranty sr. notes 6s, 2022			15,000	15,900

Calpine Corp. 144A company guaranty sr. notes 5 7/8s, 2024			15,000	15,375

Electricite de France (EDF) 144A jr. unsec. sub. FRN notes 5 5/8s, 2049 (France)			695,000	691,525

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. sr. notes 10s, 2020			25,000	26,000

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A sr. notes 10 1/4s, 2020			195,000	202,800

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. notes 6 7/8s, 2019			10,000	10,763

GenOn Americas Generation, LLC sr. unsec. notes 9 1/8s, 2031			100,000	95,000

Kinder Morgan, Inc./DE 144A sr. notes 5s, 2021			123,000	123,615

NRG Energy, Inc. company guaranty sr. unsec. notes 7 7/8s, 2021			115,000	127,650

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			80,000	83,200

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			30,000	30,300

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2023			55,000	51,425

				1,697,553

Total corporate bonds and notes (cost $22,242,275)				$22,849,230

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (3.7%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.5%)

Government National Mortgage Association Pass-Through Certificates 3s, TBA, March 1, 2044			$1,000,000	$990,391

				990,391
U.S. Government Agency Mortgage Obligations (3.2%)

Federal National Mortgage Association Pass-Through Certificates
6s, TBA, March 1, 2044			2,000,000	2,226,875
4s, TBA, March 1, 2044			3,000,000	3,144,375
3 1/2s, TBA, March 1, 2029			1,000,000	1,057,344

				6,428,594

Total U.S. government and agency mortgage obligations (cost $7,396,485)				$7,418,985

U.S. TREASURY OBLIGATIONS (0.1%)(a)
			Principal amount	Value

U.S. Treasury Bonds 4 5/8s, February 15, 2040(i)			$80,182	$80,182

U.S. Treasury Notes 2s, February 15, 2023(i)			113,046	113,046

Total U.S. treasury obligations (cost $193,228)				$193,228

COMMODITY LINKED NOTES (3.6%)(a)(CLN)
			Principal amount	Value

Deutsche Bank AG/London 144A sr. unsec. notes, 1-month USD LIBOR less 0.16%, 2014 (Indexed to the S&P GSCI Total Return Index multiplied by 3) (United Kingdom)			$3,350,000	$3,930,220

UBS AG/London 144A sr. notes, 1-month LIBOR less 0.10%, 2014 (Indexed to the S&P GSCI TR Index multiplied by 3) (Jersey)			2,200,000	2,359,800

Deutsche Bank AG/London 144A sr. unsec. notes, 1-month USD LIBOR less 0.16%, 2014 (Indexed to the DB Commodity Booster OYE Benchmark TR Index multiplied by 3) (United Kingdom)			929,000	940,427

Total commodity linked notes (cost $6,479,000)				$7,230,447

MORTGAGE-BACKED SECURITIES (3.4%)(a)
			Principal amount	Value

Commercial mortgage-backed securities (2.5%)

Banc of America Commercial Mortgage Trust
FRB Ser. 07-3, Class A3, 5.618s, 2049			$45,632	$45,614
Ser. 06-5, Class A2, 5.317s, 2047			47,250	47,557
FRB Ser. 05-1, Class AJ, 5.289s, 2042			325,000	337,610
Ser. 05-4, Class B, 5.118s, 2045			212,000	214,120

Citigroup Commercial Mortgage Trust
FRB Ser. 06-C4, Class AJ, 5.784s, 2049			175,000	181,970
Ser. 13-GC11, Class D, 4.459s, 2046			100,000	89,598

COMM Mortgage Trust
FRB Ser. 04-LB3A, Class E, 5.429s, 2037			200,000	202,060
Ser. 12-CR1, Class AM, 3.912s, 2045			93,000	94,535

COMM Mortgage Trust 144A FRB Ser. 13-CR12, Class D, 5.086s, 2046			237,000	221,334

Commercial Mortgage Trust 144A FRB Ser. 12-LC4, Class D, 5.648s, 2044			100,000	100,240

DBRR Trust 144A FRB Ser. 13-EZ3, Class A, 1.636s, 2049			187,209	187,794

GE Capital Commercial Mortgage Corp. FRB Ser. 06-C1, Class AJ, 5.281s, 2044			100,000	98,521

Greenwich Capital Commercial Funding Corp. FRB Ser. 05-GG3, Class D, 4.986s, 2042			44,000	44,382

GS Mortgage Securities Trust 144A
Ser. 10-C1, Class D, 5.978s, 2043			158,403	172,452
FRB Ser. 12-GC6, Class D, 5.638s, 2045			193,000	196,011
Ser. 11-GC5, Class XA, IO, 1.719s, 2044			1,277,532	85,850

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 06-LDP7, Class B, 5.873s, 2045			118,000	104,844
Ser. 07-C1, Class A3, 5.79s, 2051			55,000	55,715
Ser. 06-LDP6, Class AJ, 5.565s, 2043			100,000	102,810
Ser. 04-LN2, Class A2, 5.115s, 2041			183,293	185,480

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.312s, 2043			142,000	152,680
FRB Ser. 11-C3, Class E, 5.543s, 2046			213,000	223,934
FRB Ser. 12-C6, Class E, 5.202s, 2045			186,000	185,812

LB-UBS Commercial Mortgage Trust
FRB Ser. 07-C6, Class A4, 5.858s, 2040			80,492	86,473
Ser. 06-C6, Class E, 5.541s, 2039			125,000	117,275
Ser. 06-C6, Class D, 5.502s, 2039			125,000	120,375

ML-CFC Commercial Mortgage Trust Ser. 06-4, Class AJ, 5.239s, 2049			28,000	27,160

Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 13-C11, Class AS, 4.419s, 2046			45,000	47,154
FRB Ser. 13-C11, Class C, 4.419s, 2046			83,000	80,500

Morgan Stanley Capital I Trust FRB Ser. 06-HQ8, Class D, 5.497s, 2044			125,000	111,263

UBS-Barclays Commercial Mortgage Trust Ser. 13-C6, Class AS, 3.469s, 2046			306,000	298,411

UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class C, 4.958s, 2049			50,000	51,590
FRB Ser. 12-C3, Class D, 4.958s, 2049			114,000	103,686
Ser. 13-C6, Class D, 4.354s, 2046			70,000	61,915

WF-RBS Commercial Mortgage Trust
Ser. 12-C9, Class AS, 3.388s, 2045			62,000	60,884
Ser. 13-C17, Class XA, IO, 1.617s, 2046			1,470,218	137,144

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 12-C6, Class D, 5.562s, 2045			193,000	194,930
FRB Ser. 12-C7, Class E, 4.847s, 2045			300,000	280,770

				5,110,453
Residential mortgage-backed securities (non-agency) (0.9%)

Countrywide Alternative Loan Trust Ser. 05-28CB, Class 2A7, 5 3/4s, 2035			342,030	308,511

Merrill Lynch Alternative Note Asset Trust FRB Ser. 07-OAR2, Class A1, 0.336s, 2037			449,659	402,445

Residential Accredit Loans, Inc. FRB Ser. 06-QO7, Class 1A1, 0.931s, 2046			202,560	129,132

WAMU Mortgage Pass-Through Certificates
FRB Ser. 05-AR15, Class A1B2, 0.566s, 2045			113,897	99,233
FRB Ser. 05-AR11, Class A1B3, 0.556s, 2045			361,239	316,084
FRB Ser. 05-AR9, Class A1B, 0.536s, 2045			470,495	428,298
FRB Ser. 12-RR2, Class 1A2, 0.316s, 2047			60,000	42,450

				1,726,153

Total mortgage-backed securities (cost $6,920,818)				$6,836,606

PURCHASED OPTIONS OUTSTANDING (0.4%)(a)
	Expiration		Contract
	date/strike price		amount	Value

SPDR S&P 500 ETF Trust (Put)	Nov-14/$155.00		$ 39,171	$99,034

SPDR S&P 500 ETF Trust (Put)	Feb-15/163.00		38,870	195,983

SPDR S&P 500 ETF Trust (Put)	Jan-15/162.00		42,403	185,980

SPDR S&P 500 ETF Trust (Put)	Dec-14/158.00		41,766	141,670

SPDR S&P 500 ETF Trust (Put)	Oct-14/152.00		40,033	72,560

SPDR S&P 500 ETF Trust (Put)	Sep-14/150.00		38,821	52,408

Total purchased options outstanding (cost $1,240,519)				$747,635

PREFERRED STOCKS (0.1%)(a)
			Shares	Value

Ally Financial, Inc. 144A 7.00% cum. pfd.			75	$73,938

M/I Homes, Inc. $2.438 pfd.			1,230	31,058

Total preferred stocks (cost $98,200)				$104,996

CONVERTIBLE BONDS AND NOTES (—%)(a)
			Principal amount	Value

iStar Financial, Inc. cv. sr. unsec. unsub. notes 3s, 2016(R)			$35,000	$50,991

Total convertible bonds and notes (cost $37,710)				$50,991

CONVERTIBLE PREFERRED STOCKS (—%)(a)
			Shares	Value

EPR Properties Ser. C, $1.44 cv. pfd.			1,550	$33,398

Total convertible preferred stocks (cost $34,286)				$33,398

SHORT-TERM INVESTMENTS (42.9%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.18%(d)			5,550	$5,550

Putnam Money Market Liquidity Fund 0.04%(AFF)			38,545,644	38,545,644

Putnam Short Term Investment Fund 0.06%(AFF)			36,263,103	36,263,103

SSgA Prime Money Market Fund zero %(P)			610,000	610,000

U.S. Treasury Bills with an effective yield of 0.14%, August 21, 2014(SEG)(SEGSF)(SEGCCS)			$8,000,000	7,997,152

U.S. Treasury Bills with an effective yield of 0.12%, February 5, 2015(SEG)(SEGSF)(SEGCCS)			1,760,000	1,758,259

Total short-term investments (cost $85,177,059)				$85,179,708

TOTAL INVESTMENTS

Total investments (cost $198,455,868)(b)				$213,115,401

FORWARD CURRENCY CONTRACTS at 2/28/14 (aggregate face value $42,626,711) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Chilean Peso	Sell	4/16/14	$6,325	$6,095	$(230)
	Euro	Buy	3/19/14	318,294	315,619	2,675
	Euro	Sell	3/19/14	318,294	315,158	(3,136)
	Singapore Dollar	Sell	5/21/14	171,111	170,087	(1,024)
	Swiss Franc	Sell	3/19/14	358,541	348,228	(10,313)
Barclays Bank PLC
	Australian Dollar	Sell	4/16/14	208,385	199,611	(8,774)
	British Pound	Buy	3/19/14	314,947	304,550	10,397
	British Pound	Sell	6/18/14	604,704	605,164	460
	Canadian Dollar	Sell	4/16/14	309,441	320,194	10,753
	Euro	Buy	3/19/14	447,627	437,899	9,728
	Hong Kong Dollar	Sell	5/21/14	431,411	431,177	(234)
	Japanese Yen	Sell	5/21/14	192,916	194,626	1,710
	Mexican Peso	Buy	4/16/14	195,205	196,649	(1,444)
	Norwegian Krone	Buy	3/19/14	324,644	317,755	6,889
	Norwegian Krone	Sell	3/19/14	324,644	317,290	(7,354)
	Polish Zloty	Buy	3/19/14	176,173	170,438	5,735
	Polish Zloty	Sell	3/19/14	176,173	172,141	(4,032)
	Singapore Dollar	Sell	5/21/14	44,730	44,464	(266)
	South African Rand	Sell	4/16/14	178,377	177,020	(1,357)
	Swedish Krona	Sell	3/19/14	42,708	41,894	(814)
	Swedish Krona	Buy	6/18/14	306,112	306,430	(318)
	Swiss Franc	Sell	3/19/14	699,455	683,166	(16,289)
	Turkish Lira	Buy	3/19/14	380,100	392,682	(12,582)
	Turkish Lira	Sell	3/19/14	380,100	375,284	(4,816)
Citibank, N.A.
	Brazilian Real	Buy	4/2/14	190,523	183,936	6,587
	Brazilian Real	Sell	4/2/14	190,523	185,568	(4,955)
	Chilean Peso	Sell	4/16/14	186,950	185,947	(1,003)
	Danish Krone	Sell	3/19/14	245,846	241,575	(4,271)
	Euro	Buy	3/19/14	804,845	793,134	11,711
	Norwegian Krone	Sell	6/18/14	272,225	272,682	457
	Swiss Franc	Sell	3/19/14	704,118	684,974	(19,144)
Credit Suisse International
	Australian Dollar	Sell	4/16/14	714,220	706,533	(7,687)
	British Pound	Buy	3/19/14	300,883	306,565	(5,682)
	British Pound	Sell	6/18/14	302,352	302,579	227
	Canadian Dollar	Sell	4/16/14	599,395	608,358	8,963
	Euro	Buy	3/19/14	22,774	17,065	5,709
	Indian Rupee	Buy	5/21/14	195,715	188,239	7,476
	Japanese Yen	Buy	5/21/14	1,423,536	1,423,153	383
	Mexican Peso	Buy	4/16/14	158,225	159,387	(1,162)
	Mexican Peso	Sell	4/16/14	158,225	156,277	(1,948)
	New Zealand Dollar	Buy	4/16/14	1,504	594	910
	Norwegian Krone	Buy	3/19/14	329,573	323,404	6,169
	Norwegian Krone	Sell	3/19/14	329,573	320,193	(9,380)
	Singapore Dollar	Sell	5/21/14	163,774	162,803	(971)
	South African Rand	Buy	4/16/14	191,007	188,772	2,235
	South African Rand	Sell	4/16/14	191,007	181,802	(9,205)
	South Korean Won	Buy	5/21/14	6,555	6,196	359
	Swedish Krona	Buy	3/19/14	325,342	321,546	3,796
	Swedish Krona	Sell	3/19/14	325,342	315,983	(9,359)
	Swiss Franc	Sell	3/19/14	189,675	185,255	(4,420)
Deutsche Bank AG
	Australian Dollar	Buy	4/16/14	312,933	316,245	(3,312)
	Australian Dollar	Sell	4/16/14	312,933	312,809	(124)
	Canadian Dollar	Sell	4/16/14	299,517	313,230	13,713
	Euro	Buy	3/19/14	184,131	173,802	10,329
	Norwegian Krone	Sell	6/18/14	272,225	272,715	490
	Polish Zloty	Buy	3/19/14	170,671	165,106	5,565
	Polish Zloty	Sell	3/19/14	170,671	166,706	(3,965)
	Swedish Krona	Buy	6/18/14	306,097	306,387	(290)
	Swiss Franc	Sell	3/19/14	706,506	688,002	(18,504)
	Turkish Lira	Buy	3/19/14	182,216	184,531	(2,315)
	Turkish Lira	Sell	3/19/14	182,216	180,577	(1,639)
Goldman Sachs International
	Australian Dollar	Buy	4/16/14	299,319	301,741	(2,422)
	British Pound	Buy	3/19/14	327,338	319,608	7,730
	British Pound	Sell	3/19/14	327,338	318,829	(8,509)
	Canadian Dollar	Sell	4/16/14	309,802	321,172	11,370
	Euro	Buy	3/19/14	330,578	322,438	8,140
	Japanese Yen	Sell	5/21/14	300,844	298,192	(2,652)
HSBC Bank USA, National Association
	Australian Dollar	Buy	4/16/14	185,073	185,827	(754)
	Australian Dollar	Sell	4/16/14	185,073	184,943	(130)
	British Pound	Buy	3/19/14	303,729	303,416	313
	British Pound	Sell	3/19/14	303,729	298,940	(4,789)
	Canadian Dollar	Sell	4/16/14	215,887	230,237	14,350
	Euro	Buy	3/19/14	320,778	319,590	1,188
	Euro	Sell	3/19/14	320,778	318,180	(2,598)
	Japanese Yen	Sell	5/21/14	327,754	327,564	(190)
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	4/16/14	247,623	256,722	(9,099)
	British Pound	Sell	3/19/14	2,131,296	2,073,034	(58,262)
	British Pound	Sell	6/18/14	302,352	302,580	228
	Canadian Dollar	Sell	4/16/14	12,450	17,142	4,692
	Euro	Buy	3/19/14	558,464	545,423	13,041
	Hungarian Forint	Sell	3/19/14	180,161	177,021	(3,140)
	Indian Rupee	Buy	5/21/14	176,819	177,110	(291)
	Mexican Peso	Buy	4/16/14	158,173	159,611	(1,438)
	New Taiwan Dollar	Sell	5/21/14	180,079	179,470	(609)
	New Zealand Dollar	Buy	4/16/14	317,074	307,826	9,248
	New Zealand Dollar	Sell	4/16/14	317,074	311,415	(5,659)
	Norwegian Krone	Sell	3/19/14	12,855	12,460	(395)
	Norwegian Krone	Sell	6/18/14	272,192	272,662	470
	Singapore Dollar	Sell	5/21/14	97,823	97,248	(575)
	Swiss Franc	Sell	3/19/14	1,619,062	1,577,375	(41,687)
Royal Bank of Scotland PLC (The)
	Canadian Dollar	Sell	4/16/14	310,163	318,645	8,482
	Euro	Buy	3/19/14	153,488	151,744	1,744
	Japanese Yen	Buy	5/21/14	64,728	64,407	321
	Japanese Yen	Sell	5/21/14	64,728	64,681	(47)
	Mexican Peso	Buy	4/16/14	233,087	234,994	(1,907)
State Street Bank and Trust Co.
	Australian Dollar	Sell	4/16/14	51,785	49,567	(2,218)
	Brazilian Real	Buy	4/2/14	190,523	183,225	7,298
	Brazilian Real	Sell	4/2/14	190,523	185,622	(4,901)
	British Pound	Buy	3/19/14	301,217	298,361	2,856
	British Pound	Sell	6/18/14	302,352	302,586	234
	Canadian Dollar	Sell	4/16/14	194,506	209,999	15,493
	Euro	Buy	3/19/14	100,899	93,730	7,169
	Israeli Shekel	Buy	4/16/14	7,507	7,475	32
	Japanese Yen	Sell	5/21/14	1,000,136	998,575	(1,561)
	Mexican Peso	Buy	4/16/14	240,183	241,909	(1,726)
	New Taiwan Dollar	Sell	5/21/14	180,083	179,397	(686)
	Norwegian Krone	Buy	3/19/14	280,783	275,374	5,409
	Norwegian Krone	Sell	3/19/14	280,783	270,697	(10,086)
	Norwegian Krone	Sell	6/18/14	272,225	272,690	465
	Polish Zloty	Buy	3/19/14	320,194	310,199	9,995
	Polish Zloty	Sell	3/19/14	320,194	312,630	(7,564)
	Singapore Dollar	Sell	5/21/14	183,260	181,716	(1,544)
	Swedish Krona	Sell	3/19/14	42,724	41,898	(826)
	Swedish Krona	Buy	6/18/14	306,097	306,417	(320)
	Swiss Franc	Sell	3/19/14	201,729	195,903	(5,826)
UBS AG
	Australian Dollar	Sell	4/16/14	53,742	43,997	(9,745)
	British Pound	Buy	3/19/14	568,781	573,547	(4,766)
	British Pound	Sell	6/18/14	604,704	605,153	449
	Canadian Dollar	Sell	4/16/14	317,650	327,542	9,892
	Euro	Buy	3/19/14	1,571,593	1,554,301	17,292
	Euro	Sell	3/19/14	1,571,593	1,559,825	(11,768)
	Japanese Yen	Sell	5/21/14	195,895	195,464	(431)
	Mexican Peso	Buy	4/16/14	158,218	159,069	(851)
	Mexican Peso	Sell	4/16/14	158,218	156,309	(1,909)
	Norwegian Krone	Buy	3/19/14	174,927	170,671	4,256
	Norwegian Krone	Sell	3/19/14	174,927	168,341	(6,586)
	Norwegian Krone	Sell	6/18/14	272,225	272,692	467
	Singapore Dollar	Sell	5/21/14	22,562	22,431	(131)
	South African Rand	Buy	4/16/14	191,007	188,763	2,244
	South African Rand	Sell	4/16/14	191,007	182,972	(8,035)
	Swedish Krona	Sell	3/19/14	42,708	39,358	(3,350)
	Swiss Franc	Sell	3/19/14	549,353	533,388	(15,965)
WestPac Banking Corp.
	Australian Dollar	Buy	4/16/14	299,408	300,252	(844)
	British Pound	Buy	3/19/14	331,691	323,893	7,798
	Canadian Dollar	Sell	4/16/14	219,224	235,080	15,856
	Euro	Buy	3/19/14	402,630	397,195	5,435

Total						$(101,728)

FUTURES CONTRACTS OUTSTANDING at 2/28/14 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

DAX Index (Short)	1	$333,653	Mar-14	$2,878
Euro-Bobl 5 yr (Long)	40	6,995,362	Mar-14	53,212
Euro-Bund 10 yr (Long)	36	7,174,360	Mar-14	147,763
Euro-Buxl 30 yr (Long)	17	3,020,898	Mar-14	105,534
Euro-CAC 40 Index (Short)	7	425,616	Mar-14	(7,319)
Euro-Schatz 2 yr (Long)	13	1,983,519	Mar-14	342
FTSE 100 Index (Short)	35	3,971,072	Mar-14	(194,028)
IBEX 35 Index (Long)	15	2,086,662	Mar-14	19,007
Japanese Government Bond 10 yr (Long)	17	24,249,681	Mar-14	170,309
MSCI EAFE Index Mini (Short)	62	5,980,830	Mar-14	(358,579)
S&P 500 Index E-Mini (Long)	108	10,031,040	Mar-14	377,354
S&P 500 Index E-Mini (Short)	31	2,879,280	Mar-14	(50,205)
S&P/TSX 60 Index (Short)	3	440,206	Mar-14	(6,281)
SPI 200 Index (Short)	4	481,512	Mar-14	(11,198)
U.K. Gilt 10 yr (Long)	23	4,214,661	Jun-14	23,432
U.S. Treasury Bond 30 yr (Long)	7	931,438	Jun-14	12,018
U.S. Treasury Note 10 yr (Long)	19	2,366,094	Jun-14	11,245
U.S. Treasury Note 10 yr (Short)	160	19,925,000	Jun-14	(95,304)
U.S. Treasury Note 5 yr (Long)	52	6,232,688	Jun-14	16,964
U.S. Treasury Note 5 yr (Short)	5	599,297	Jun-14	(1,666)
U.S. Treasury Note 2 yr (Long)	14	3,078,250	Jun-14	848

Total				$216,326

WRITTEN OPTIONS OUTSTANDING at 2/28/14 (premiums $62,751) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

S&P 500 Index (Call)	Mar-14/$1915.00	$ 10,378	$28,021
S&P 500 Index (Call)	Mar-14/1900.00	9,726	42,699
SPDR S&P 500 ETF Trust (Call)	Mar-14/189.00	18,847	9,197
SPDR S&P 500 ETF Trust (Call)	Mar-14/184.50	19,267	44,749

Total			$124,666

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 2/28/14 (Unaudited)

			Upfront		Payments	Payments
			premium	Termination	made by	received by	Unrealized
	Notional amount		received (paid)	date	fund per annum	fund per annum	appreciation

	$7,797,700	(E)	$(39,601)	3/19/19	3 month USD-LIBOR-BBA	2.00%	$32,016
	2,397,200	(E)	(2,572)	3/19/16	3 month USD-LIBOR-BBA	0.75%	739
	980,100	(E)	17,160	3/19/44	3 month USD-LIBOR-BBA	3.75%	44,961
	60,904,300	(E)	(1,035,056)	3/19/24	3 month USD-LIBOR-BBA	3.25%	1,382,637

	Total		$(1,060,069)	$1,460,353
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/14 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
	$3,800,000	$—	9/21/21	(2.305%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	$(52,197)
	5,000,000	—	7/19/23	(2.585%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(89,595)
baskets	176,840	—	3/14/14	(3 month USD-LIBOR-BBA plus 0.10%)	A basket (MLTRFCF3) of common stocks	765,911
units	4,450	—	3/14/14	3 month USD-LIBOR-BBA minus 0.07%	Russell 1000 Total Return Index	(1,134,743)
Barclays Bank PLC
	$4,597,429	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	2,441
	3,700,000	—	5/8/23	(2.59%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(100,089)
	8,900,000	—	7/19/23	(2.569%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(145,284)
Citibank, N.A.
	800,000	—	11/7/22	(2.73%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(36,794)
	1,500,000	—	8/7/22	2.515%	USA Non Revised Consumer Price Index- Urban (CPI-U)	39,045
	1,700,000	—	3/7/23	(2.80%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(77,741)
baskets	77	—	12/19/14	(3 month USD-LIBOR-BBA plus 0.15%)	A basket (CGPUTQL2) of common stocks	242,382
shares	31,031	—	1/30/15	1 month USD-LIBOR plus 0.50%	Carlyle Group LP	51,253
shares	156	—	1/30/15	1 month USD-LIBOR less 0.55%	Apollo Global Management, LLC	(125)
shares	34,806	—	1/30/15	1 month USD-LIBOR less 0.55%	Apollo Global Management, LLC	(41,244)
shares	138	—	1/30/15	1 month USD-LIBOR plus 0.50%	Carlyle Group LP	(195)
units	1,692	—	12/19/14	3 month USD-LIBOR-BBA minus 0.10%	Russell 1000 Total Return Index	(330,864)
units	762	(24,957)	1/23/15	3 month USD-LIBOR-BBA minus 3.00%	MSCI Daily TR Net Emerging Markets Indonesia USD	(124,787)
Credit Suisse International
	$2,600,000	—	1/9/23	(2.76%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(124,176)
	3,400,000	—	8/7/22	(2.515%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(88,502)
	1,600,000	—	8/8/22	(2.5325%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(44,454)
	700,000	—	9/10/22	(2.5925%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(20,917)
	3,300,000	—	2/8/23	(2.81%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(156,483)
	6,900,000	—	7/19/23	(2.57%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(113,326)
shares	94,529	—	7/2/14	(3 month USD-LIBOR-BBA plus 0.10%)	Vanguard Index Funds - MSCI Emerging Markets ETF	(73,679)
shares	42,883	—	9/19/14	(3 month USD-LIBOR-BBA plus 0.20%)	Vanguard Index Funds - MSCI Emerging Markets ETF	(50,592)
Deutsche Bank AG
	$500,000	—	11/7/21	(2.43%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(13,619)
units	3,677	—	1/21/15	(3 month EUR-EURIBOR-REUTERS minus 0.16%)	STOXX 600 Banks Supersector Return Index EUR	20,337
shares	35,802	—	5/19/14	(3 month USD-LIBOR-BBA plus 0.25%)	Vanguard FTSE Emerging Markets ETF	4,147
units	2,164	—	1/26/15	3 month USD-LIBOR-BBA minus 0.20%	MSCI Daily TR Net Emerging Markets Brazil USD	(15,700)
units	4,499	—	1/26/15	3 month USD-LIBOR-BBA minus 0.30%	MSCI Daily TR Net Emerging Markets Turkey USD	(33,827)
units	1,972	—	1/26/15	3 month USD-LIBOR-BBA minus 0.35%	MSCI Daily TR Net Emerging Markets South Africa USD	(51,174)
Goldman Sachs International
	$1,500,000	—	10/5/22	(2.73%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(63,614)
	1,700,000	—	4/5/23	(2.7475%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(67,541)
	8,900,000	—	7/19/23	(2.58%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(155,047)
JPMorgan Chase Bank N.A.
	13,500,000	—	8/7/22	(2.515%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(351,405)

Total		$(24,957)	$(2,432,198)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 2/28/14 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Barclays Bank PLC
	EM Series 20 Index	BB+/P	$(424,600)	$4,400,000	12/20/18	500 bp	$(3,823)
	EM Series 20 Index	BB+/P	(9,820)	100,000	12/20/18	500 bp	(257)
	Credit Suisse International
	CMBX NA BBB- Index	BBB-/P	243	8,000	5/11/63	300 bp	144
	CMBX NA BBB- Index	BBB-/P	1,940	20,000	5/11/63	300 bp	1,693
	CMBX NA BBB- Index	BBB-/P	1,596	20,000	5/11/63	300 bp	1,348
	CMBX NA BBB- Index	BBB-/P	1,549	20,000	5/11/63	300 bp	1,301
	CMBX NA BBB- Index	BBB-/P	1,316	20,000	5/11/63	300 bp	1,068
	CMBX NA BBB- Index	BBB-/P	353	23,000	5/11/63	300 bp	69
	CMBX NA BBB- Index	BBB-/P	1,641	40,000	5/11/63	300 bp	1,147
	CMBX NA BBB- Index	BBB-/P	28,586	373,000	5/11/63	300 bp	23,973
	CMBX NA BB Index	—	(157)	30,000	5/11/63	(500 bp)	98
	CMBX NA BB Index	—	(384)	22,000	5/11/63	(500 bp)	(209)
	CMBX NA BB Index	—	(91)	10,000	5/11/63	(500 bp)	(6)
	CMBX NA BB Index	—	(427)	22,000	5/11/63	(500 bp)	(252)
	CMBX NA BBB- Index	—	(1,220)	26,000	1/17/47	(300 bp)	(233)
	CMBX NA BBB- Index	—	(1,523)	26,000	1/17/47	(300 bp)	(536)
	CMBX NA BBB- Index	—	(1,469)	26,000	1/17/47	(300 bp)	(482)
	CMBX NA BBB- Index	—	(1,582)	26,000	1/17/47	(300 bp)	(595)
	Deutsche Bank AG
	EM Series 19 Index	BB+/P	(352,500)	3,000,000	6/20/18	500 bp	(106,165)
	JPMorgan Chase Bank N.A.
	EM Series 20 Index	BB+/P	(9,650)	100,000	12/20/18	500 bp	(87)

	Total		$(766,199)	$(81,804)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at February 28, 2014. Securities rated by Putnam are indicated by “/P.”

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 2/28/14 (Unaudited)

			Upfront			Payments
			premium		Termi-	received
			received	Notional	nation	(paid) by fund	Unrealized
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	appreciation

	NA IG Series 21 Index	BBB+/P	$(54,493)	$5,750,000	12/20/18	100 bp	$54,425
	NA HY Series 21 Index	B+/P	(354,343)	7,086,000	12/20/18	500 bp	288,082
	NA IG Series 21 Index	BBB+/P	(21,556)	2,035,000	12/20/18	100 bp	16,991
	NA HY Series 21 Index	B+/P	(88,177)	2,000,000	12/20/18	500 bp	93,145
	NA IG Series 21 Index	BBB+/P	(24,162)	2,250,000	12/20/18	100 bp	18,458
	NA HY Series 21 Index	B+/P	(167,977)	3,950,000	12/20/18	500 bp	190,133
	NA IG Series 21 Index	BBB+/P	(3,396)	320,000	12/20/18	100 bp	2,665
	NA IG Series 21 Index	BBB+/P	(29,288)	2,665,000	12/20/18	100 bp	21,193
	NA HY Series 21 Index	B+/P	(1,792,281)	25,825,000	12/20/18	500 bp	549,044

	Total		$(2,535,673)	$1,234,136

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at February 28, 2014. Securities rated by Putnam are indicated by “/P.”

Key to holding's currency abbreviations
CAD	Canadian Dollar
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
IO	Interest Only
MTN	Medium Term Notes
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2013 through February 28, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures , references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $198,427,980.
(CLN)	The value of the commodity linked notes, which are marked to market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note's value relative to the change in the underlying index.
(b)	The aggregate identified cost on a tax basis is $198,655,210, resulting in gross unrealized appreciation and depreciation of $16,070,516 and $1,610,325, respectively, or net unrealized appreciation of $14,460,191.
(NON)	Non-income-producing security.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$11,166,000	$32,379,644	$5,000,000	$11,267	$38,545,644
	Putnam Short Term Investment Fund *	54,887,051	66,635,306	85,259,254	19,725	36,263,103
	Totals	$66,053,051	$99,014,950	$90,259,254	$30,992	$74,808,747
* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $5,550, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $5,214.
(i)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $144,806,320 to cover certain derivatives contracts and delayed delivery securities.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance the return on a security owned, and to enhance the return on securities owned.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers. Forward premium swap options contracts include premiums that do not settle until the expiration date of the contract. The delayed settlement of the premiums are factored into the daily valuation of the option contracts.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates, and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure on currency.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates, and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to gain exposure to specific markets or countries, and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $2,103,209 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $2,073,880.
TBA purchase commitments: The fund may enter into TBA commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at their fair value, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss.
Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities to dispose of the TBA commitments prior to settlement.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$3,636,125	$610,878	$—
Capital goods	3,271,316	655,091	—
Communication services	2,033,862	271,798	—
Conglomerates	1,320,704	49,163	—
Consumer cyclicals	10,821,342	1,338,921	—
Consumer staples	7,423,602	580,515	—
Energy	5,955,660	107,978	—
Financials	17,583,899	2,580,648	—
Health care	9,920,217	129,146	—
Technology	7,847,010	1,072,827	—
Transportation	2,328,981	505,596	—
Utilities and power	2,401,395	23,503	—
Total common stocks	74,544,113	7,926,064	—
Commodity linked notes	—	7,230,447	—
Convertible bonds and notes	—	50,991	—
Convertible preferred stocks	—	33,398	—
Corporate bonds and notes	—	22,849,230	—
Mortgage-backed securities	—	6,836,606	—
Preferred stocks	—	104,996	—
Purchased options outstanding	—	747,635	—
U.S. government and agency mortgage obligations	—	7,418,985	—
U.S. treasury obligations	—	193,228	—
Short-term investments	75,418,747	9,760,961	—

Totals by level	$149,962,860	$63,152,541	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(101,728)	$—
Futures contracts	216,326	—	—
Written options outstanding	—	(124,666)	—
Interest rate swap contracts	—	2,520,422	—
Total return swap contracts	—	(2,407,241)	—
Credit default contracts	—	4,454,204	—

Totals by level	$216,326	$4,340,991	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$4,460,685	$6,481
Foreign exchange contracts	327,383	429,111
Equity contracts	2,230,904	2,584,249
Interest rate contracts	3,103,575	1,797,754

Total	$10,122,547	$4,817,595

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$270,000
Written equity option contracts (contract amount)		$73,000
Futures contracts (number of contracts)		700
Forward currency contracts (contract amount)		$148,200,000
OTC interest rate swap contracts (notional)		$42,400,000
Centrally cleared interest rate swap contracts (notional)		$50,200,000
OTC total return swap contracts (notional)		$130,800,000
OTC credit default swap contracts (notional)		$40,400,000
Centrally cleared credit defult rate swap contracts (notional)		$35,000,000

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note “(d)” above, and for borrowing transactions associated with securities sold short, if applicable, see the “Short sales of securities” note above.

Offsetting of financial and derivative assets and liabilities

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	OTC Total return swap contracts*#	765,911	2,441	—	332,680	—	24,484	—	—	—	—	—	—	—	—	1,125,516
	OTC Credit default swap contracts*#	—	430,340	—	—	4,638	246,335	—	—	9,563	—	—	—	—	—	690,876
	Centrally cleared credit default swap contracts§	—	—	8,353	—	—	—	—	—	—	—	—	—	—	—	8,353
	Futures contracts§	—	—	—	—	—	—	—	—	—	69,154	—	—	—	—	69,154
	Forward currency contracts#	2,675	45,672	—	18,755	36,227	30,097	27,240	15,851	27,679	—	10,547	48,951	34,600	29,089	327,383
	Purchased options#	224,002	—	—	—	—	523,633	—	—	—	—	—	—	—	—	747,635

	Total Assets	$992,588	$478,453	$8,353	$351,435	$40,865	$824,549	$27,240	$15,851	$37,242	$69,154	$10,547	$48,951	$34,600	$29,089	$2,968,917

	Liabilities:
	Centrally cleared interest rate swap contracts§	—	—	230,128	—	—	—		—	—	—	—	—	—	—	230,128
	OTC Total return swap contracts*#	1,276,535	245,373	—	586,793	672,129	114,320	286,202	—	351,405	—	—	—	—	—	3,532,757
	OTC Credit default swap contracts*#	—	—	—	—	6,481	—	—	—	—	—	—	—	—	—	6,481
	Futures contracts§	—	—	—	—	—	—	—	—	—	143,015	—	—	—	—	143,015
	Forward currency contracts#	14,703	58,280	—	29,373	49,814	30,149	13,583	8,461	121,155	—	1,954	37,258	63,537	844	429,111
	Written options#	115,469	—	—	—	—	9,197	—	—	—	—	—	—	—	—	124,666

	Total Liabilities	$1,406,707	$303,653	$230,128	$616,166	$728,424	$153,666	$299,785	$8,461	$472,560	$143,015	$1,954	$37,258	$63,537	$844	$4,466,158

	Total Financial and Derivative Net Assets	$(414,119)	$174,800	$(221,775)	$(264,731)	$(687,559)	$670,883	$(272,545)	$7,390	$(435,318)	$(73,861)	$8,593	$11,693	$(28,937)	$28,245	$(1,497,241)
	Total collateral received (pledged)##†	$(414,119)	$174,800	$—	$(239,844)	$(687,559)	$610,000	$(250,925)	$—	$(435,318)	$—	$—	$—	$—	$—	$(1,242,965)
	Net amount	$—	$—	$(221,775)	$(24,887)	$—	$60,883	$(21,620)	$7,390	$—	$(73,861)	$8,593	$11,693	$(28,937)	$28,245	$(254,276)

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 25, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: April 25, 2014